UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7128

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2017

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi Annual Report
For the six months ended September 30, 2017
RBC Emerging Markets Equity Fund
RBC Emerging Markets Small Cap Equity Fund
RBC Global Opportunities Fund
RBC International Opportunities Fund

	RBC Funds
About Your Semi Annual Report

This semi annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents
	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Emerging Markets Equity Fund	4
	- RBC Emerging Markets Small Cap Equity Fund	5
	- RBC Global Opportunities Fund	6
	- RBC International Opportunities Fund	7
	Schedules of Portfolio Investments	8
	Financial Statements
	- Statements of Assets and Liabilities	22
	- Statements of Operations	24
	- Statements of Changes in Net Assets	25
	Financial Highlights	29
	Notes to Financial Statements	38
	Share Class Information	52
	Supplemental Information	53
	Approval of Investment Advisory Agreement and Sub-Advisory Agreements	55

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM (UK) in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM (UK) in 2006, Habib held various leadership and portfolio management positions at Credit Suisse, Invesco and Merrill Lynch Investment Managers, and also worked at Ernst & Young. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY

	1 Year(a)	3 Year(a)	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio (1)(2)

Average Annual Total Returns as of September 30, 2017 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	10.04%	4.48%	5.82%
- At Net Asset Value	16.81%	6.55%	7.49%	0.98%	1.80%

Class I	16.93%	6.73%	7.71%	0.73%	1.30%

Class R6	16.95%(a)	6.88%(a)	7.94%	0.73%(3)	1.28%(3)

MSCI Emerging Markets
Net Index (b)	22.46%	4.90%	4.94%

RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Maximum Sales Charge of 5.75%	1.85%	0.35%	2.70%
- At Net Asset Value	8.03%	2.36%	4.32%	1.85%	5.02%

Class I	8.21%	2.60%	4.57%	1.60%	4.76%

MSCI Emerging Markets
Small Cap Net Index (b)	14.89%	3.14%	5.05%

RBC Global Opportunities Fund

Class I	22.35%	N/A	10.75%	1.05%	3.26%

Class R6	22.39%(a)	N/A	10.80%	1.00%(3)	77.25%(3)

MSCI ACWI Index (b)	18.65%	N/A	7.08%

RBC International Opportunities Fund

Class I	15.08%	N/A	4.77%	1.00%	1.84%

Class R6	15.16%(a)	N/A	4.84%	0.95%(3)	77.08%(3)

MSCI ACWI ex US Index (b)	19.61%	N/A	5.36%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us.

PERFORMANCE SUMMARY

(1)	The Funds’ expenses reflect actual expenses for the most recent fiscal year ended September 30, 2017, except for Class R6 of RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund, which is for the period November 22, 2016 (commencement of operations) to March 31, 2017.

(2)	The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2018 (December 31, 2017 for RBC Emerging Markets Equity Fund).

(3)	Annualized.

(a)	The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares and November 22, 2016 for Class R6 shares. The performance in the table for Class R6 shares prior to November 22, 2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares.

(b)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets.

The MSCI Emerging Markets Small Cap Net Index includes small cap representation across 21 emerging markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI All Country World (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI All Country World (“ACWI”) ex US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Net Index
Asset Allocation as of 9/30/17 (% of Fund’s investments) & Top Five Industries as of 9/30/17 (% of Fund’s net assets)
	* Includes U.S. dollar denominated cash equivalent investments representing 3.33% of investments.
Top Ten Holdings (excluding investment companies) as of 9/30/17 (% of Fund’s net assets)	Naspers Ltd. - N Shares	5.02%	Banco Bradesco SA ADR	3.38%
	Housing Development Finance Corp. Ltd.	4.87%	SM Investments Corp.	3.25%
	Taiwan Semiconductor Manufacturing Co. Ltd.	4.12%	Alibaba Group Holding Ltd. ADR	3.20%
	AIA Group Ltd.	3.56%	Antofagasta Plc	3.16%
	Tata Consultancy Services Ltd.	2.83%	Unilever Plc	3.04%
	* A listing of all portfolio holdings can be found beginning on page 8.
Growth of $250,000 Initial Investment Since Inception (12/20/13)
	The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Small Cap Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Small Cap Net Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 1.26% of investments.				Asset Allocation as of 9/30/17 (% of Fund’s investments) & Top Five Industries as of 9/30/17 (% of Fund’s net assets)

Cyient Ltd.	4.09%	Godrej Industries Ltd.	2.74%	Top Ten Holdings (excluding investment companies) as of 9/30/17 (% of Fund’s net assets)
Delta Electronics Thailand Public Co. Ltd. - FOR	3.42%	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	2.68%
Bajaj Holdings & Investment Ltd.	3.14%	Aramex PJSC	2.67%
Wistron NeWeb Corp.	2.79%	Standard Foods Corp.	2.63%
Marico Ltd.	2.75%	Inversiones Aguas Metropolitanas SA	2.61%

* A listing of all portfolio holdings can be found beginning on page 12.
				Growth of $250,000 Initial Investment Since Inception (12/20/13)
The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC Global Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI Index
Asset Allocation as of 9/30/17 (% of Fund’s investments) & Top Five Industries as of 9/30/17 (% of Fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 0.98% of investments.

Top Ten Holdings (excluding investment companies) as of 9/30/17 (% of Fund’s net assets)	HDFC Bank Ltd. ADR	4.49%	Estee Lauder Cos., Inc. (The), Class A	3.87%
	EOG Resources, Inc.	4.30%	First Republic Bank	3.74%
	UnitedHealth Group, Inc.	4.24%	Nidec Corp.	3.73%
	Deutsche Post AG	3.96%	Roche Holding AG	3.60%
	Fortive Corp.	3.95%	Unilever NV	3.44%
	*A listing of all portfolio holdings can be found beginning on page 16.

Growth of $250,000 Initial Investment Since Inception (12/3/14)
	The graph reflects an initial investment of $250,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC International Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI ex US Index				Benchmark
				Asset Allocation as of 9/30/17 (% of Fund’s investments) & Top Five Industries as of 9/30/17 (% of Fund’s net assets)
Deutsche Post AG	5.38%	HDFC Bank Ltd. ADR	4.60%	Top Ten Holdings (excluding investment companies) as of 9/30/17 (% of Fund’s net assets)
Nidec Corp.	5.15%	AIA Group Ltd.	4.13%
Naspers Ltd., N Shares	4.94%	Roche Holding AG	4.10%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.93%	Anheuser-Busch InBev NV	4.03%
Unilever NV	4.64%	Safran SA	3.56%

*A listing of all portfolio holdings can be found beginning on page 19.
				Growth of $250,000 Initial Investment Since Inception (12/3/14)
The graph reflects an initial investment of $250,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2017 (Unaudited)

Shares		Value
Common Stocks — 95.40%
Bangladesh — 1.28%
6,116,131	BRAC Bank Ltd.	$6,401,048

Brazil — 7.10%
1,528,200	Banco Bradesco SA ADR	16,917,174
713,200	Natura Cosmeticos SA	7,048,343
580,700	TOTVS SA	5,782,889
864,500	WEG SA	5,857,686

		35,606,092

Chile — 4.34%
1,242,332	Antofagasta Plc	15,824,826
440,782	Cia Cervecerias Unidas SA	5,934,253

		21,759,079

China — 20.02%
2,409,600	AIA Group Ltd.	17,838,994
92,950	Alibaba Group Holding Ltd. ADR*	16,053,395
43,190	Baidu, Inc. ADR*	10,697,731
1,970,600	China Merchants Port Holdings Co. Ltd.	6,104,266
1,004,500	China Mobile Ltd.	10,197,640
1,366,000	China Resources Land Ltd.	4,200,053
2,417,705	Fuyao Glass Industry Group Co. Ltd. - Series A	9,276,890
1,611,724	Hangzhou Hikvision Digital Technology Co. Ltd.	7,773,046
829,097	Midea Group Co. Ltd. - Series A	5,523,201
2,098,400	Samsonite International SA	9,024,783
1,594,988	Weifu High-Technology Group Co. Ltd. - Series B	3,678,467

		100,368,466

India — 12.53%
373,100	Dr. Reddy’s Laboratories Ltd. ADR	13,312,208
412,912	HCL Technologies Ltd.	5,533,503
92,487	Hero MotoCorp Ltd.	5,352,845
915,264	Housing Development Finance Corp. Ltd.	24,431,174
379,820	Tata Consultancy Services Ltd.	14,181,969

		62,811,699

Indonesia — 3.67%
5,958,500	Bank Central Asia Tbk PT	8,985,008
75,962,800	Kalbe Farma Tbk PT	9,398,460

		18,383,468

Korea — 8.08%
22,586	Amorepacific Corp.	5,127,133
480,935	Hanon Systems	5,304,025
5,626	Samsung Electronics Co. Ltd.	12,659,759

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2017 (Unaudited)

Shares		Value
16,520	Samsung Fire & Marine Insurance Co. Ltd.	$4,048,398
302,204	Shinhan Financial Group Co. Ltd.	13,356,901

		40,496,216

Malaysia — 1.00%
1,035,700	Public Bank Berhad	5,015,382

Mexico — 1.11%
2,723,600	Kimberly-Clark de Mexico SAB de CV - Series A	5,550,401

Nigeria — 0.72%
32,319,004	Guaranty Trust Bank Plc	3,595,466

Peru — 2.61%
63,800	Credicorp Ltd.	13,080,276

Philippines — 3.25%
936,860	SM Investments Corp.	16,297,557

Russia — 1.01%
123,330	Magnit OJSC GDR	5,050,363

South Africa — 11.43%
651,755	Clicks Group Ltd.	7,591,628
2,564,201	FirstRand Ltd.	9,860,277
374,624	Mondi Ltd.	10,010,556
116,422	Naspers Ltd. - N Shares	25,167,250
39,029	Novus Holdings Ltd.	18,703
303,644	Shoprite Holdings Ltd.	4,640,769

		57,289,183

Taiwan — 9.36%
875,000	Giant Manufacturing Co. Ltd.	4,118,892
592,000	MediaTek, Inc.	5,570,660
3,547,530	Standard Foods Corp.	8,661,532
2,881,000	Taiwan Semiconductor Manufacturing Co. Ltd.	20,635,048
3,776,468	Uni-President Enterprises Corp.	7,918,275

		46,904,407

Thailand — 2.95%
2,165,300	Central Pattana Public Co. Ltd. - FOR	5,067,198
3,700,200	Delta Electronics Public Co. Ltd. - FOR	9,699,807

		14,767,005

Turkey — 1.77%
6,097,782	Enka Insaat ve Sanayi AS	8,869,132

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2017 (Unaudited)

Shares		Value
United Arab Emirates — 0.13%
1,018,137	Emaar Malls PJSC	$646,337

United Kingdom — 3.04%
263,336	Unilever Plc	15,241,703

Total Common Stocks		478,133,280

(Cost $414,670,398)

Preferred Stocks — 2.95%
Korea — 2.95%
6,640	Samsung Electronics Co. Ltd.	12,010,701
17,584	Samsung Fire & Marine Insurance Co. Ltd.	2,795,928

Total Preferred Stocks		14,806,629

(Cost $10,790,547)

Investment Company — 3.39%
16,971,198	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$16,971,198

Total Investment Company		16,971,198

(Cost $16,971,198)

Total Investments		$509,911,107
(Cost $442,432,143)(a) — 101.74%

Liabilities in excess of other assets — (1.74)%		(8,714,634)

NET ASSETS — 100.00%		$501,196,473

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Restrictions

GDR - Global Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	25.21%
Information Technology	24.06%
Consumer Staples	14.52%
Consumer Discretionary	13.46%
Industrials	7.41%
Health Care	4.53%
Materials	5.15%
Telecom Services	2.03%
Real Estate	1.98%
Other*	1.65%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

September 30, 2017 (Unaudited)

Shares		Value
Common Stocks — 93.20%
Bangladesh — 1.58%
61,127	Delta Brac Housing Finance Corp Ltd.	$94,449

Brazil — 8.25%
47,300	Duratex SA	141,729
18,000	Mahle-Metal Leve SA	111,791
9,100	Natura Cosmeticos SA	89,933
6,300	TOTVS SA	62,738
6,450	Wilson Sons Ltd. BDR	86,553

		492,744

Chile — 6.28%
87,960	Inversiones Aguas Metropolitanas SA	155,966
38,411	Parque Arauco SA	105,046
58,715	SONDA SA	114,201

		375,213

China — 6.49%
280,000	China Bluechemical Ltd., Class H	91,452
130,000	Goodbaby International Holdings Ltd.	71,963
111,900	Luthai Textile Co. Ltd., B Shares	126,417
44,000	Vitasoy International Holdings Ltd.	98,154

		387,986

Egypt — 1.02%
15,317	Integrated Diagnostics Holdings Plc(a)	61,115

Hong Kong — 1.78%
130,000	Public Financial Holdings Ltd.	59,699
26,500	Stella International Holdings Ltd.	46,379

		106,078

India — 18.38%
4,386	Bajaj Holdings & Investment Ltd.	187,869
31,241	Cyient Ltd.	244,500
18,123	Godrej Industries Ltd.	163,490
34,500	Marico Ltd.	164,383
5,446	Sundaram Finance Ltd.	140,792
16,282	TI Financial Holdings Ltd.	140,601
16,282	Tube Investments of India Ltd.*(b)(c)	56,421

		1,098,056

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2017 (Unaudited)

Shares		Value
Indonesia — 2.39%
326,500	Acset Indonusa Tbk PT	$71,781
854,700	Selamat Sempurna Tbk PT	70,817

		142,598

Korea — 7.58%
15,314	DGB Financial Group, Inc.	140,556
1,581	Koh Young Technology, Inc.	92,640
1,010	Loen Entertainment, Inc.	77,043
7,841	Macquarie Korea Infrastructure Fund	58,212
126	Medy-Tox, Inc.	54,603
677	Youngone Holdings Co. Ltd.	30,143

		453,197

Malaysia — 1.83%
101,200	Bermaz Auto Berhad	50,581
14,100	LPI Capital Berhad	58,761

		109,342

Mexico — 3.41%
69,100	Corp. Inmobiliaria Vesta SAB de CV	98,432
44,100	Grupo Herdez SAB de CV	105,346

		203,778

Nigeria — 0.73%
393,766	Guaranty Trust Bank Plc	43,806

Philippines — 5.17%
315,950	Century Pacific Food, Inc.	105,167
225,000	Integrated Micro-Electronics, Inc.	82,414
25,250	Security Bank Corp.	121,021

		308,602

South Africa — 5.34%
12,000	AVI Ltd.	86,849
2,103	Cashbuild Ltd.	59,707
7,563	Clicks Group Ltd.	88,094
13,884	Oceana Group Ltd.	84,582

		319,232

Taiwan — 11.05%
35,000	Chroma ATE, Inc.	123,652
17,000	Giant Manufacturing Co. Ltd.	80,024
5,000	Ginko International Co. Ltd.	34,246
18,800	Pacific Hospital Supply Co. Ltd.	44,352
4,545	Poya International Co. Ltd.	54,389

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2017 (Unaudited)

Shares		Value
64,247	Standard Foods Corp.	$156,864
58,027	Wistron NeWeb Corp.	166,821

		660,348

Thailand — 8.04%
52,800	Aeon Thana Sinsap Thailand Public Co. Ltd. NVDR	159,895
77,900	Delta Electronics Thailand Public Co. Ltd. - FOR	204,209
253,200	MC Group Public Co. Ltd. - FOR	116,088

		480,192

United Kingdom — 1.45%
20,321	PZ Cussons Plc	86,865

United States — 2.43%
33,800	Samsonite International SA	145,367

Total Common Stocks		5,568,968

(Cost $5,092,958)

Equity Linked Securities — 2.67%
Luxembourg — 2.67%
122,418	Aramex PJSC	159,756

Total Equity Linked Securities		159,756

(Cost $119,044)

Preferred Stocks — 1.91%
Korea — 1.91%
835	Amorepacific Corp.	113,796

Philippines — 0.00%
58,000	Security Bank Corp.(b)(c)	114

Total Preferred Stocks		113,910

(Cost $60,307)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2017 (Unaudited)

Shares	Value

Investment Company — 1.25%
74,641 Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	$74,641

Total Investment Company	74,641

(Cost $74,641)

Total Investments	$5,917,275
(Cost $5,346,950)(d) — 99.03%

Other assets in excess of liabilities — 0.97%	58,030

NET ASSETS — 100.00%	$5,975,305

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Restrictions

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Discretionary	19.77%
Consumer Staples	19.74%
Financials	17.83%
Information Technology	14.84%
Industrials	9.69%
Materials	6.64%
Real Estate	3.41%
Health Care	3.25%
Utilities	2.61%
Other*	2.22%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

September 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 94.62%
Belgium — 3.33%
2,574	Anheuser-Busch InBev NV	$307,687

Germany — 3.96%
8,207	Deutsche Post AG	365,819

Hong Kong — 1.85%
23,000	AIA Group Ltd.	170,276

India — 4.49%
4,300	HDFC Bank Ltd. ADR	414,391

Ireland — 1.80%
1,674	Paddy Power Betfair Plc	166,131

Japan — 3.73%
2,800	Nidec Corp.	344,206

South Africa — 3.17%
1,350	Naspers Ltd., N Shares	291,833
455	Novus Holdings Ltd.	218

		292,051

Switzerland — 3.60%
1,300	Roche Holding AG	332,306

Taiwan — 3.05%
7,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	281,625

United Kingdom — 9.07%
4,902	InterContinental Hotels Group Plc	259,319
2,102	Rio Tinto Plc	97,846
10,576	St. James’s Place Plc	162,551
5,372	Unilever NV	317,542

		837,258

United States — 56.57%
4,500	Activision Blizzard, Inc.	290,295
278	Alphabet Inc., Class A*	270,694
230	Amazon.com, Inc.*	221,111
9,400	Blackstone Group LP (The) - MLP	313,678
7,400	CF Industries Holdings, Inc.	260,184
1,300	Citigroup, Inc.	94,562
3,400	Danaher Corp.	291,652
4,100	EOG Resources, Inc.	396,634
3,312	Estee Lauder Cos., Inc. (The), Class A	357,166
3,300	First Republic Bank	344,718

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2017 (Unaudited)

Shares		Value
5,150	Fortive Corp.	$364,569
1,631	Gartner Inc.*	202,913
2,162	Intuit, Inc.	307,307
1,400	Kite Pharma, Inc.*	251,734
900	MarketAxess Holdings, Inc.	166,059
1,300	Occidental Petroleum Corp.	83,473
1,400	Sempra Energy	159,782
1,000	SVB Financial Group*	187,090
3,600	TJX Cos., Inc. (The)	265,428
2,000	UnitedHealth Group, Inc.	391,700

		5,220,749

Total Common Stocks		8,732,499

(Cost $6,893,212)
Investment Company — 0.93%
86,060	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	86,060

Total Investment Company		86,060

(Cost $86,060)

Total Investments		$8,818,559
(Cost $6,979,272)(a) — 95.55%

Other assets in excess of liabilities — 4.45%		410,568

NET ASSETS — 100.00%		$9,229,127

*	Non-income producing security.
(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	20.08%
Information Technology	14.66%
Health Care	13.73%
Consumer Discretionary	13.04%
Industrials	11.65%
Consumer Staples	10.65%
Energy	5.20%
Materials	3.88%
Utilities	1.73%
Other*	5.38%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions and accrued expenses payable.

See Notes to Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

September 30, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.56%
Australia — 4.83%
68,536	Amcor Ltd.	$ 819,716
279,519	Oil Search Ltd.	1,542,182

		2,361,898

Belgium — 4.03%
16,504	Anheuser-Busch InBev NV	1,972,831

Canada — 4.40%
28,645	Enbridge, Inc.	1,196,536
81,400	Encana Corp.	958,338

		2,154,874

China — 2.05%
3,800	NetEase, Inc. ADR	1,002,478

Denmark — 2.10%
21,427	Novo Nordisk A/S	1,030,183

France — 4.91%
4,974	Air Liquide SA	663,308
17,027	Safran SA	1,739,964

		2,403,272

Germany — 5.38%
59,027	Deutsche Post AG	2,631,073

Hong Kong — 4.13%
273,200	AIA Group Ltd.	2,022,582

India — 4.60%
23,383	HDFC Bank Ltd. ADR	2,253,420

Ireland — 4.12%
22,672	CRH Plc	862,523
11,655	Paddy Power Betfair Plc	1,156,663

		2,019,186

Japan — 13.46%
63,000	Astellas Pharma, Inc.	801,835
36,000	Komatsu Ltd.	1,019,413
52,300	Kubota Corp.	951,373
20,500	Nidec Corp.	2,520,083
7,000	Oriental Land Co. Ltd.	533,678

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2017 (Unaudited)

Shares		Value

31,100	Tokyo Gas Co. Ltd.	$ 761,594

		6,587,976

Korea — 2.57%
2,021	LG Chem Ltd.	694,319
1,383	NCSoft Corp.	562,266

		1,256,585

Netherlands — 5.31%
6,866	ASML Holding NV	1,173,239
77,316	ING Groep NV	1,425,108

		2,598,347

Philippines — 0.91%
147,320	Universal Robina Corp.	443,754

South Africa — 4.95%
11,196	Naspers Ltd., N Shares	2,420,269
3,986	Novus Holdings Ltd.	1,910

		2,422,179

Switzerland — 10.28%
2,540	Partners Group Holding AG	1,724,401
7,851	Roche Holding AG	2,006,874
76,158	UBS Group AG	1,302,833

		5,034,108

Taiwan — 4.93%
64,218	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,411,386

Thailand — 2.13%
162,600	Kasikornbank Pcl	1,044,845

United Kingdom — 11.82%
29,960	Intercontinental Hotels Group Plc	1,584,902
531,891	Lloyds Banking Group Plc	483,359
94,019	St. James’s Place Plc	1,445,051
38,454	Unilever NV	2,273,039

		5,786,351

Zambia — 1.65%
72,000	First Quantum Minerals Ltd.	808,431

Total Common Stocks		48,245,759

(Cost $42,122,055)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2017 (Unaudited)

Value
Total Investments	$48,245,759
(Cost $42,122,055)(a) — 98.56%

Other assets in excess of liabilities — 1.44%	703,804

NET ASSETS — 100.00%	$48,949,563

(a)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	23.90%
Industrials	21.55%
Consumer Discretionary	11.63%
Information Technology	10.52%
Consumer Staples	9.58%
Health Care	7.84%
Energy	7.55%
Materials	4.43%
Utilities	1.56%
Other*	1.44%

100.00%

* Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2017 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Assets:
Investments, at value (cost $442,432,143, $5,346,950, $6,979,272 and $42,122,055, respectively)	$509,911,107	$5,917,275	$8,818,559	$48,245,759
Cash	1,827,258	16,616	54,167	—
Foreign currency, at value (cost $507,999, $5,683, $0 and $7,337, respectively)	507,886	5,703	—	7,345
Interest and dividends receivable	667,967	7,604	14,078	135,237
Receivable from advisor	—	8,809	5,478	—
Receivable for Fund shares sold	2,553,428	90,000	424,000	203,000
Receivable for investments sold	526,044	—	—	1,239,398
Prepaid expenses	28,514	6,525	12,190	12,663

Total Assets	516,022,204	6,052,532	9,328,472	49,843,402

Liabilities:
Cash overdraft	—	—	—	830,387
Foreign withholding tax payable	622,928	3,453	—	—
Payable for capital shares redeemed	26,133	—	—	—
Payable for investments purchased	13,912,188	26,878	65,960	—
Accrued expenses and other payables:
Investment advisory fees	204,041	—	—	21,701
Accounting fees	11,174	7,354	7,375	7,725
Distribution fees	18,263	12,347	—	—
Custodian fees	6,054	—	2,197	4,618
Shareholder reports	5,632	588	614	1,450
Audit fees	18,044	18,260	19,712	20,628
Transfer agent fees	—	1,276	1,417	3,905
Other	1,274	7,071	2,070	3,425

Total Liabilities	14,825,731	77,227	99,345	893,839

Net Assets	$501,196,473	$5,975,305	$9,229,127	$48,949,563

Net Assets Consist Of:
Capital	$431,913,108	$5,457,725	$7,306,752	$41,986,571
Undistributed/(distributions in excess of) net investment income	3,979,459	(81,762)	32,058	414,229
Accumulated net realized gains (losses) from investment and foreign currency transactions	(1,544,497)	32,425	49,330	410,836
Net unrealized appreciation on investments and foreign currency transactions	66,848,403	566,917	1,840,987	6,137,927

Net Assets	$501,196,473	$5,975,305	$9,229,127	$48,949,563

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2017 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Net Assets:
Class A	$50,345,129	$2,794,879	N/A	N/A
Class I	410,973,568	3,180,426	$9,216,485	$48,937,267
Class R6	39,877,776	N/A	12,642	12,296

Total	$501,196,473	$5,975,305	$9,229,127	$48,949,563

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	4,055,917	260,034	N/A	N/A
Class I	32,579,599	295,449	704,618	4,392,466
Class R6	3,147,155	N/A	960	1,098

Total	39,782,671	555,483	705,578	4,393,564

Net Asset Values and Redemption Prices Per Share:
Class A (a)	$12.41	$10.75	N/A	N/A

Class I	$12.61	$10.76	$13.08	$11.14

Class R6	$12.67	N/A	$13.17	$11.20

Maximum Offering Prices Per Share:
Class A	$13.17	$11.41	N/A	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	N/A	N/A

(a) For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

	Emerging Markets Equity Fund	Emerging Markets Small Cap Equity Fund	Global Opportunities Fund	International Opportunities Fund
Investment Income:
Dividend income	$5,831,213	$87,986	$75,497	$715,143
Foreign tax withholding	(552,315)	(10,246)	(2,396)	(55,965)

Total Investment Income	5,278,898	77,740	73,101	659,178

Expenses:
Investment advisory fees	1,833,888	36,110	33,090	179,663
Distribution fees - Class A	28,634	3,426	—	—
Accounting fees	31,329	21,821	21,872	22,800
Audit fees	22,669	22,741	18,102	18,408
Legal fees	10,792	483	521	1,481
Custodian fees	99,089	12,212	5,056	10,654
Insurance fees	2,291	1,932	1,932	1,932
Trustees’ fees	10,682	177	232	1,307
Transfer agent fees - Class A	15,342	1,830	—	—
Transfer agent fees - Class I	126,965	2,035	2,794	16,370
Transfer agent fees - Class R6	1,825	—	1,779	1,784
Shareholder reports	24,696	439	501	2,183
Registration and filing fees	29,063	17,903	18,935	19,762
Other fees	12,438	10,667	5,067	7,973

Total expenses before fee waiver/reimbursement	2,249,703	131,776	109,881	284,317

Expenses waived/reimbursed by:
Advisor	(821,523)	(82,128)	(69,008)	(59,741)

Net Expenses	1,428,180	49,648	40,873	224,576

Net Investment Income	3,850,718	28,092	32,228	434,602

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(335,601)	91,272	176,499	966,813
Foreign currency transactions	(136,136)	(1,068)	(1,497)	(29,244)
Foreign tax	(35,451)	(313)	—	—

Net realized losses	(507,188)	89,891	175,002	937,569

Net change in unrealized appreciation/(depreciation) on:
Investments	45,067,304	175,311	925,591	4,935,633
Foreign currency transactions	(61,507)	(823)	1,954	13,976
Foreign deferred tax	(298,760)	39,012	—	—

Net unrealized gains	44,707,037	213,500	927,545	4,949,609

Change in net assets resulting from operations	$48,050,567	$331,483	$1,134,775	$6,321,780

  See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,850,718	$1,593,508
Net realized losses from investments and foreign currency transactions	(507,188)	(405,312)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	44,707,037	20,304,129

Change in net assets resulting from operations	48,050,567	21,492,325

Distributions to Class A Shareholders:
From net investment income	—	(20,021)
From net realized gains from investment transactions	—	(10,581)
Distributions to Class I Shareholders:
From net investment income	—	(976,592)
From net realized gains from investment transactions	—	(454,934)
Distributions to Class R6 Shareholders:
From net investment income	—	(71,273)
From net realized gains from investment transactions	—	(77,763)

Change in net assets resulting from shareholder distributions	—	(1,611,164)

Capital Transactions:
Proceeds from shares issued	211,635,817	168,350,107
Distributions reinvested	—	1,290,708
Cost of shares redeemed	(10,799,586)	(15,002,769)

Change in net assets resulting from capital transactions	200,836,231	154,638,046

Net increase in net assets	248,886,798	174,519,207
Net Assets:
Beginning of period	252,309,675	77,790,468

End of period	$501,196,473	$252,309,675

Undistributed net investment income	$3,979,459	$128,741

Share Transactions:
Issued	17,894,313	16,265,912
Reinvested	—	127,634
Redeemed	(893,124)	(1,432,507)

Change in shares resulting from capital transactions	17,001,189	14,961,039

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$28,092	$35,677
Net realized losses from investments and foreign currency transactions	89,891	(289)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	213,500	622,700

Change in net assets resulting from operations	331,483	658,088

Distributions to Class A Shareholders:
From net investment income	—	(99,845)
From net realized gains from investment transactions	—	—
Distributions to Class I Shareholders:
From net investment income	—	(106,882)
From net realized gains from investment transactions	—	—

Change in net assets resulting from shareholder distributions	—	(206,727)

Capital Transactions:
Proceeds from shares issued	112,001	317,698
Distributions reinvested	—	206,727
Cost of shares redeemed	—	(109,741)

Change in net assets resulting from capital transactions	112,001	414,684

Net increase in net assets	443,484	866,045
Net Assets:
Beginning of period	5,531,821	4,665,776

End of period	$5,975,305	$5,531,821

Distributions in excess of net investment income	$(81,762)	$(109,854)

Share Transactions:
Issued	10,413	34,795
Reinvested	—	22,217
Redeemed	—	(10,829)

Change in shares resulting from capital transactions	10,413	46,183

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Global Opportunities Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$32,228	$37,000
Net realized gains (losses) from investments and foreign currency transactions	175,002	(37,308)
Net change in unrealized appreciation on investments and foreign currency transactions	927,545	719,218

Change in net assets resulting from operations	1,134,775	718,910

Distributions to Class I Shareholders:
From net investment income	—	(42,516)

Change in net assets resulting from shareholder distributions	—	(42,516)
Capital Transactions:
Proceeds from shares issued	982,361	1,207,391
Distributions reinvested	—	42,516
Cost of shares redeemed	(454)	(10,645)

Change in net assets resulting from capital transactions	981,907	1,239,262

Net increase in net assets	2,116,682	1,915,656
Net Assets:
Beginning of period	7,112,445	5,196,789

End of period	$9,229,127	$7,112,445

Undistributed (distributions in excess of) net investment income	$32,058	$(170)

Share Transactions:
Issued	76,966	112,152
Reinvested	—	4,000
Redeemed	(40)	(1,007)

Change in shares resulting from capital transactions	76,926	115,145

See Notes to Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	International Opportunities Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$434,602	$176,855
Net realized gains (losses) from investments and foreign currency transactions	937,569	(455,387)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	4,949,609	1,303,710

Change in net assets resulting from operations	6,321,780	1,025,178

Distributions to Class I Shareholders:
From net investment income	—	(110,936)
Distributions to Class R6 Shareholders:
From net investment income	—	(4)
Change in net assets resulting from shareholder distributions	—	(110,940)

Capital Transactions:
Proceeds from shares issued	23,523,340	18,913,370
Distributions reinvested	—	110,939
Cost of shares redeemed	(6,051,726)	(265,440)

Change in net assets resulting from capital transactions	17,471,614	18,758,869

Net increase in net assets	23,793,394	19,673,107
Net Assets:
Beginning of period	25,156,169	5,483,062

End of period	$48,949,563	$25,156,169

Undistributed (distributions in excess of) net investment income	$414,229	$(20,373)

Share Transactions:
Issued	2,363,637	2,032,728
Reinvested	—	12,205
Redeemed	(565,224)	(29,014)

Change in shares resulting from capital transactions	1,798,413	2,015,919

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.91	$9.81	$10.99	$10.20	$10.00

Net investment income(b)	0.10	0.11	0.07	0.07	—
Realized and unrealized gains/(losses)	1.40	1.10	(1.11)	1.05	0.20

Total from investment activities	1.50	1.21	(1.04)	1.12	0.20

Distributions:
Net investment income	—	(0.07)	(0.10)	(0.22)	—
Realized gains	—	(0.04)	(0.04)	(0.11)	—

Total distributions	—	(0.11)	(0.14)	(0.33)	—

Net asset value, end of period	$12.41	$10.91	$9.81	$10.99	$10.20

Total Return:*(c)	13.75%(d)	12.42%	(9.39)%	11.17%	2.00%(d)
Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.98%(e)	0.98%	1.14%(f)	1.45%	1.45%(e)
Ratio of Net Investment Income to Average Net Assets	1.69%(e)	1.09%	0.71%	0.64%	0.04%(e)
Ratio of Expenses to Average Net Assets**	1.47%(e)	1.80%	2.74%	4.96%	8.77%(e)
Net assets, end of period (in thousands)	$50,345	$5,115	$2,540	$2,849	$2,550
Portfolio turnover***	6%	19%	19%	37%	11%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% of average daily net assets of Class A. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.07	$9.95	$11.01	$10.21	$10.00

Net investment income(b)	0.12	0.12	0.06	0.09	0.01
Realized and unrealized gains/(losses)	1.42	1.12	(1.07)	1.05	0.20

Total from investment activities	1.54	1.24	(1.01)	1.14	0.21

Distributions:
Net investment income	—	(0.08)	(0.01)	(0.23)	—
Realized gains	—	(0.04)	(0.04)	(0.11)	—

Total distributions	—	(0.12)	(0.05)	(0.34)	—

Net asset value, end of period	$12.61	$11.07	$9.95	$11.01	$10.21

Total Return:(c)	13.91%(d)	12.56%	(9.18)%	11.38%	2.10%(d)
Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.73%(e)	0.73%	0.75%(f)	1.20%	1.20%(e)
Ratio of Net Investment Income to Average Net Assets	2.02%(e)	1.18%	0.62%	0.87%	0.29%(e)
Ratio of Expenses to Average Net Assets*	1.15%(e)	1.30%	1.89%	4.65%	8.52%(e)
Net assets, end of period (in thousands)	$410,973	$223,971	$75,250	$4,017	$2,551
Portfolio turnover**	6%	19%	19%	37%	11%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.725% of average daily net assets of Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Period Ended March 31, 2017(a)
Class R6	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$11.13	$10.08

Net investment income(b)	0.12	0.04
Realized and unrealized gains/(losses)	1.42	1.08

Total from investment activities	1.54	1.12

Distributions:
Net investment income	—	(0.03)
Realized gains	—	(0.04)

Total distributions	—	(0.07)

Net asset value, end of period	$12.67	$11.13

Total Return:(c)	13.84%(d)	11.20%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.73%(e)	0.73%(e)
Ratio of Net Investment Income to Average Net Assets	2.01%(e)	0.95%(e)
Ratio of Expenses to Average Net Assets*	1.09%(e)	1.28%(e)
Net assets, end of period (in thousands)	$39,878	$23,224
Portfolio turnover**	6%	19%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class A	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$10.15	$9.35	$10.49	$10.37	$10.00

Net investment income(b)	0.04	0.06	0.12	0.03	0.04
Realized and unrealized gains/(losses)	0.56	1.14	(1.16)	0.44	0.33

Total from investment activities	0.60	1.20	(1.04)	0.47	0.37

Distributions:
Net investment income	—	(0.40)	(0.02)	(0.20)	—
Realized gains	—	—	(0.08)	(0.15)	—

Total distributions	—	(0.40)	(0.10)	(0.35)	—

Net asset value, end of period	$10.75	$10.15	$9.35	$10.49	$10.37

Total Return:*(c)	5.91%(d)	13.24%	(9.86)%	4.64%	3.70%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.85%(e)	1.85%	1.85%	1.85%	1.85%(e)
Ratio of Net Investment Income to Average Net Assets	0.84%(e)	0.57%	1.25%	0.31%	1.49%(e)
Ratio of Expenses to Average Net Assets**	4.69%(e)	5.02%	5.42%	5.58%	8.96%(e)
Net assets, end of period (in thousands)	$2,795	$2,625	$2,319	$2,719	$2,592
Portfolio turnover***	18%	38%	34%	32%	19%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$10.15	$9.35	$10.49	$10.37	$10.00

Net investment income(b)	0.06	0.08	0.14	0.06	0.05
Realized and unrealized gains/(losses)	0.55	1.15	(1.15)	0.44	0.32

Total from investment activities	0.61	1.23	(1.01)	0.50	0.37

Distributions:
Net investment income	—	(0.43)	(0.05)	(0.23)	—
Realized gains	—	—	(0.08)	(0.15)	—

Total distributions	—	(0.43)	(0.13)	(0.38)	—

Net asset value, end of period	$10.76	$10.15	$9.35	$10.49	$10.37

Total Return:(c)	6.01%(d)	13.53%	(9.60)%	4.93%	3.70%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.60%(e)	1.60%	1.60%	1.60%	1.60%(e)
Ratio of Net Investment Income to Average Net Assets	1.09%(e)	0.84%	1.50%	0.56%	1.74%(e)
Ratio of Expenses to Average Net Assets*	4.44%(e)	4.76%	5.17%	5.32%	8.71%(e)

Net assets, end of period (in thousands)	$3,180	$2,907	$2,347	$2,724	$2,594
Portfolio turnover**	18%	38%	34%	32%	19%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period Ended March 31, 2015(a)
Class I	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$11.31	$10.12	$10.31	$10.00

Net investment income(b)	0.05	0.07	0.05	0.01
Realized and unrealized gains/(losses)	1.72	1.20	(0.12)	0.30

Total from investment activities	1.77	1.27	(0.07)	0.31

Distributions:
Net investment income	—	(0.08)	(0.12)	—(c)

Total distributions	—	(0.08)	(0.12)	—(c)

Net asset value, end of period	$13.08	$11.31	$10.12	$10.31

Total Return:(d)	15.65%(e)	12.58%	(0.63)%	3.13%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.05%(f)	1.05%	1.05%	1.05%(f)
Ratio of Net Investment Income to Average Net Assets	0.83%(f)	0.65%	0.48%	0.19%(f)
Ratio of Expenses to Average Net Assets*	2.78%(f)	3.26%	3.97%	3.46%(f)

Net assets, end of period (in thousands)	$9,216	$7,102	$5,197	$5,155
Portfolio turnover**	13%	36%	34%	11%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Six Months Ended September 30, 2017	For the Period Ended March 31, 2017(a)
Class R6	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.39	$10.42

Net investment income(b)	0.05	—(c)
Realized and unrealized gains/(losses)	1.73	0.97

Total from investment activities	1.78	0.97

Net asset value, end of period	$13.17	$11.39

Total Return:(d)	15.72%(e)	9.31%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%(f)	1.00%(f)
Ratio of Net Investment Income to Average Net Assets	0.89%(f)	0.10%(f)
Ratio of Expenses to Average Net Assets*	32.93%(f)	77.25%(f)
Net assets, end of period (in thousands)	$13	$11
Portfolio turnover**	13%	36%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period Ended March 31, 2015(a)
Class I	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$9.69	$9.47	$10.21	$10.00

Net investment income(b)	0.10	0.09	0.12	0.02

Realized and unrealized gains/(losses)	1.35	0.18	(0.69)	0.19

Total from investment activities	1.45	0.27	(0.57)	0.21

Distributions:
Net investment income	—	(0.05)	(0.17)	—(c)

Total distributions	—	(0.05)	(0.17)	—(c)

Net asset value, end of period	$11.14	$9.69	$9.47	$10.21

Total Return:(d)	14.96%(e)	2.85%	(5.52)%	2.12%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%(f)	1.00%	1.00%	1.00%(f)
Ratio of Net Investment Income to Average Net Assets	1.94%(f)	0.99%	1.23%	0.59%(f)
Ratio of Expenses to Average Net Assets*	1.26%(f)	1.84%	3.92%	3.50%(f)

Net assets, end of period (in thousands)	$48,937	$25,145	$5,483	$5,308
Portfolio turnover**	29%	38%	35%	8%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended September 30, 2017	For the Period Ended March 31, 2017(a)
Class R6	(Unaudited)

Per Share Operating Performance:
Net asset value, beginning of period	$9.74	$9.11

Net investment income(b)	0.11	0.02
Realized and unrealized gains/(losses)	1.35	0.61

Total from investment activities	1.46	0.63

Distributions:
Net investment income	—	—(c)

Total distributions	—	—(c)

Net asset value, end of period	$11.20	$9.74

Total Return:(d)	14.99%(e)	6.96%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%(f)	0.95%(f)
Ratio of Net Investment Income to Average Net Assets	2.06%(f)	0.46%(f)
Ratio of Expenses to Average Net Assets*	32.13%(f)	77.08%(f)

Net assets, end of period (in thousands)	$13	$11
Portfolio turnover**	29%	38%

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 16 portfolios. This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

-	RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

-	RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

-	RBC Global Opportunities Fund (“Global Opportunities Fund”)

-	RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund offers three share classes: Class A, Class R6 and Class I shares. Emerging Markets Small Cap Equity Fund offers two share classes: Class A and Class I shares. Global Opportunities Fund and International Opportunities Fund offer two share classes: Class I and Class R6 shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies:

Each Fund is an investment company that follows accounting and reporting guidelines under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO FINANCIAL STATEMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will be generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset

NOTES TO FINANCIAL STATEMENTS

value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Investments in Securities
Common Stocks:
Bangladesh	$—	$6,401,048	$—	$6,401,048
Brazil	35,606,092	—	—	35,606,092
Chile	5,934,253	15,824,826	—	21,759,079
China	26,751,126	73,617,340	—	100,368,466
India	13,312,208	49,499,491	—	62,811,699
Indonesia	—	18,383,468	—	18,383,468
Korea	—	40,496,216	—	40,496,216
Malaysia	—	5,015,382	—	5,015,382
Mexico	5,550,401	—	—	5,550,401
Nigeria	—	3,595,466	—	3,595,466
Peru	13,080,276	—	—	13,080,276
Philippines	—	16,297,557	—	16,297,557
Russia	5,050,363	—	—	5,050,363
South Africa	—	57,289,183	—	57,289,183
Taiwan	—	46,904,407	—	46,904,407
Thailand	—	14,767,005	—	14,767,005
Turkey	—	8,869,132	—	8,869,132
United Arab Emirates	—	646,337	—	646,337
United Kingdom	—	15,241,703	—	15,241,703

Total Common Stocks	105,284,719	372,848,561	—	478,133,280
Preferred Stock
Korea	—	14,806,629	—	14,806,629
Investment Company	16,971,198	—	—	16,971,198

Total Investments	$122,255,917	$387,655,190	$—	$509,911,107

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Small Cap Equity Fund Investments in Securities
Common Stocks:
Bangladesh	$—	$94,449	$—	$94,449
Brazil	492,744	—	—	492,744
Chile	375,213	—	—	375,213
China	—	387,986	—	387,986
Egypt	61,115	—	—	61,115
Hong Kong	—	106,078	—	106,078
India	—	1,041,635	56,421	1,098,056
Indonesia	—	142,598	—	142,598
Korea	—	453,197	—	453,197
Malaysia	—	109,342	—	109,342
Mexico	203,778	—	—	203,778
Nigeria	—	43,806	—	43,806
Philippines	—	308,602	—	308,602
South Africa	—	319,232	—	319,232
Taiwan	—	660,348	—	660,348
Thailand	—	480,192	—	480,192
United Kingdom	—	86,865	—	86,865
United States	—	145,367	—	145,367

Total Common Stocks	1,132,850	4,379,697	56,421	5,568,968
Equity Linked Securities
Luxembourg	159,756	—	—	159,756
Preferred Stock
Korea	—	113,796	—	113,796
Philippines	—	—	114	114
Investment Company	74,641	—	—	74,641

Total Investments	$1,367,247	$4,493,493	$56,535	$5,917,275

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Investments in Securities
Common Stocks:
Belgium	$—	$307,687	$—	$307,687
Germany	—	365,819	—	365,819
Hong Kong	—	170,276	—	170,276
India	414,391		—	414,391
Ireland	—	166,131	—	166,131
Japan	—	344,206	—	344,206
South Africa	—	292,051	—	292,051
Switzerland	—	332,306	—	332,306
Taiwan	281,625	—	—	281,625
United Kingdom	—	837,258	—	837,258
United States	5,220,749	—	—	5,220,749

Total Common Stocks	5,916,765	2,815,734	—	8,732,499

Investment Company	86,060	—	—	86,060

Total Investments	$6,002,825	$2,815,734	$—	$8,818,559

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Investments in Securities
Common Stocks:
Australia	$—	$2,361,898	$—	$2,361,898
Belgium	—	1,972,831	—	1,972,831
Canada	2,154,874	—	—	2,154,874
China	1,002,478	—	—	1,002,478
Denmark	—	1,030,183	—	1,030,183
France	—	2,403,272	—	2,403,272
Germany	—	2,631,073	—	2,631,073
Hong Kong	—	2,022,582	—	2,022,582
India	2,253,420	—	—	2,253,420
Ireland	—	2,019,186	—	2,019,186
Japan	—	6,587,976	—	6,587,976
Korea	—	1,256,585	—	1,256,585
Netherlands	—	2,598,347	—	2,598,347
Philippines	—	443,754	—	443,754
South Africa	—	2,422,179	—	2,422,179
Switzerland	—	5,034,108	—	5,034,108
Taiwan	2,411,386	—	—	2,411,386
Thailand	—	1,044,845	—	1,044,845
United Kingdom	—	5,786,351	—	5,786,351
Zambia	808,431	—	—	808,431

Total Common Stocks	8,630,589	39,615,170	—	48,245,759

Total Investments	$8,630,589	$39,615,170	$—	$48,245,759

The Funds did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2017.

During the period ended September 30, 2017, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Markets Small Cap Equity Fund
	Common Stock (India)	Preferred Stock (Philippines)
Balance as of 3/31/17 (value)	$—	$116
Purchases	56,421	—
Sales (Paydowns)	—	—
Realized gain (loss)	—	—
Change in unrealized
appreciation (depreciation)*	—	(2)

Balance as of 9/30/17 (value)	$56,421	$114

* appreciation/(depreciation) in Level 3 securities still held at September 30, 2017.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

NOTES TO FINANCIAL STATEMENTS

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Financial Instruments:

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no repurchase agreements held at September 30, 2017.

Investment Transactions and Income:

Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent

NOTES TO FINANCIAL STATEMENTS

in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Markets Equity Fund	0.95%
Emerging Markets Small Cap Equity Fund	1.25%
Global Opportunities Fund	0.85%
International Opportunities Fund	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	0.975%	0.725%	0.725%
Emerging Markets Small Cap Equity Fund	1.85%	1.60%	N/A
Global Opportunities Fund	N/A	1.05%	1.00%
International Opportunities Fund	N/A	1.00%	0.95%

This expense limitation agreement is in place until July 31, 2018 (December 31, 2017 for Emerging Markets Equity Fund). Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

At September 30, 2017, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/15	FYE 3/31/16	FYE 3/31/17	FYE 3/31/18	Total
Emerging Markets Equity Fund	$79,771	$338,439	$785,515	$821,523	$2,025,248
Emerging Markets Small Cap Equity Fund	82,604	171,048	159,332	82,128	495,112
Global Opportunities Fund	70,819	150,126	129,225	69,008	419,178
International Opportunities Fund	72,565	159,942	152,817	59,741	445,065

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment. There were no voluntary waivers for the period ended September 30, 2017.

The Funds are sub-advised by RBC GAM (UK), which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the

NOTES TO FINANCIAL STATEMENTS

administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $49,000 ($54,000 effective October 1, 2017). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital to provide the Fund with each of the Fund’s initial investment assets. The table below shows, as of September 30, 2017, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Small Cap Equity Fund	5,975,305	518,319	93.3%
Global Opportunities Fund	9,229,127	511,036	72.4%
International Opportunities Fund	48,949,563	944,273	21.5%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I or Class R6.

Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2017, there were no fees waived by the Distributor.

For the period ended September 30, 2017, the Distributor received commissions of $4,812 from front-end sales charges of Class A shares of the Funds, of which $919 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2017.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2017 were as follows:

NOTES TO FINANCIAL STATEMENTS

	Purchases	Sales
Emerging Markets Equity Fund	$237,849,760	$22,437,764
Emerging Markets Small Cap Equity Fund	1,109,190	1,044,784
Global Opportunities Fund	1,851,060	1,023,427
International Opportunities Fund	30,020,930	12,522,327

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$46,590,864	$5,165,315	$14,500	$5,000
Distributions reinvested	—	29,023	—	99,845
Cost of shares redeemed	(3,639,729)	(3,042,950)	—	(5,267)

Change in Class A	$42,951,135	$2,151,388	$14,500	$99,578

Class I
Proceeds from shares issued	$151,765,353	$142,074,792	$97,501	$312,698
Distributions reinvested	—	1,112,649	—	106,882
Cost of shares redeemed	(7,117,699)	(11,949,468)	—	(104,474)

Change in Class I	$144,647,654	$131,237,973	$97,501	$315,106

Class R6
Proceeds from shares issued	$13,279,600	$21,110,000	$—	—
Distributions reinvested	—	149,036	—	—
Cost of shares redeemed	(42,158)	(10,351)	—	—

Change in Class R6	$13,237,442	$21,248,685	$—	—

Change in net assets resulting from capital transactions	$200,836,231	$154,638,046	$112,001	$414,684

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017
SHARE TRANSACTIONS:
Class A
Issued	3,887,445	490,807	1,348	546
Reinvested	—	2,910	—	10,724
Redeemed	(300,318)	(283,934)	—	(569)

Change in Class A	3,587,127	209,783	1,348	10,701

Class I
Issued	12,943,431	13,701,422	9,065	34,249
Reinvested	—	110,055	—	11,493
Redeemed	(589,171)	(1,147,574)	—	(10,260)

Change in Class I	12,354,260	12,663,903	9,065	35,482

Class R6
Issued	1,063,437	2,073,683	—	—
Reinvested	—	14,669	—	—
Redeemed	(3,635)	(999)	—	—

Change in Class R6	1,059,802	2,087,353	—	—

Change in shares resulting from capital transactions	17,001,189	14,961,039	10,413	46,183

	Global Opportunities Fund		International Opportunities Fund
	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$982,361	$1,197,391	$23,523,340	$18,903,370
Distributions reinvested	—	42,516	—	110,935
Cost of shares redeemed	(454)	(10,645)	(6,051,726)	(265,440)

Change in Class I	$981,907	$1,229,262	$17,471,614	$18,748,865

Class R6
Proceeds from shares issued	$—	$10,000	$—	$10,000
Distributions reinvested	—	—	—	4
Cost of shares redeemed	—	—	—	—

Change in Class R6	$—	$10,000	$—	$10,004

Change in net assets resulting from capital transactions	$981,907	$1,239,262	$17,471,614	$18,758,869

SHARE TRANSACTIONS:
Class I
Issued	76,966	111,192	2,363,637	2,031,630
Reinvested	—	4,000	—	12,205
Redeemed	(40)	(1,007)	(565,224)	(29,014)

Change in Class I	76,926	114,185	1,798,413	2,014,821

Class R6
Issued	—	960	—	1,098
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class R6	—	960	—	1,098

NOTES TO FINANCIAL STATEMENTS

	Global Opportunities Fund		International Opportunities Fund
	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017	For the Period Ended September 30, 2017	For the Year Ended March 31, 2017
Change in shares resulting from capital transactions	76,926	115,145	1,798,413	2,015,919

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2015, 2016 and 2017 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$442,804,783	$74,381,921	$(7,275,597)	$67,106,324
Emerging Markets Small Cap Equity Fund	5,347,975	905,657	(336,357)	569,300
Global Opportunities Fund	6,982,771	1,914,625	(78,837)	1,835,788
International Opportunities Fund	42,400,692	6,607,485	(762,418)	5,845,067

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales, passive foreign investment company mark-to-market adjustment and cumulative partnership basis adjustment.

The tax character of distributions during the year ended March 31, 2017 were as follows:

	Distributions Paid From
	Ordinary Income	Long-Term Capital Gains	Total Distributions Paid
Emerging Markets Equity Fund	$1,369,659	$241,505	$1,611,164
Emerging Markets Small Cap Equity Fund	206,727	—	206,727
Global Opportunities Fund	42,516	—	42,516
International Opportunities Fund	110,940	—	110,940

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end and will be included in the annual report dated March 31, 2018.

As of March 31, 2017, the International Opportunities Fund had a short-term capital loss carryforward of $286,197, and Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund had a long-term capital loss carryforward of $55,578, $41,327 and $95,089, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration. During the year ended March 31, 2017, the Global Opportunities Fund utilized capital losses in the amount of $39,948.

NOTES TO FINANCIAL STATEMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Equity Fund and Global Opportunities Fund deferred long-term qualified late-year capital losses of $336,667 and $(18,904), respectively and short-term qualified late-year capital losses of $165,034 and $79,875, respectively, which will be treated as arising on the first business day of the year ended March 31, 2018.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of Class A and Class I shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the period ended September 30, 2017, redemption fees were collected by the Emerging Markets Equity Fund and Global Opportunities Fund in the amount of $2,707 and $3, respectively. There were no redemption fees collected by the other funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

9. Soft Dollars:

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) and RBC GAM (UK) have a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended September 30, 2017, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Significant Risks:

Shareholder concentration risk:

As of September 30, 2017, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	Number of Non-Affiliated Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	2	66.6%
Global Opportunities Fund	1	14.3%
International Opportunities Fund	1	74.9%

Significant transactions by these shareholders may impact the Funds’ performance.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of

NOTES TO FINANCIAL STATEMENTS

basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

11. Subsequent Events:

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

On September 28, 2017, the Board approved revisions to the expense limitation agreement for Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund whereby effective October 2, 2017, the Advisor will waive and/or pay operating expenses so as to maintain net annual fund operating expenses of the separate share classes of these Funds as set forth below:

	Class A	Class I	Class R6
Emerging Market Small Cap Equity Fund	1.70%	1.45%	N/A
Global Opportunities Fund	N/A	0.86%	0.81%
International Opportunities Fund	N/A	0.89%	0.84%

This expense limitation agreement is in place until July 31, 2019, and may not be terminated by the Advisor prior to that date.

In addition, the Board approved a revision to the advisory agreement for Global Opportunities Fund whereby the fund’s investment advisory fee is lowered from 0.85% to 0.76%, effective October 2, 2017.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, offered by Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds except Emerging Markets Small Cap Equity Fund and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period* 4/1/17-9/30/17	Annualized Expense Ratio During Period 4/1/17-9/30/17

Emerging Markets Equity Fund	Class A	$1,000.00	$1,137.50	$5.20	0.98%
	Class I	1,000.00	1,139.10	3.87	0.73%
	Class R6	1,000.00	1,138.40	3.87	0.73%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,059.10	9.50	1.85%
	Class I	1,000.00	1,060.10	8.22	1.60%

Global Opportunities Fund	Class I	1,000.00	1,156.50	5.65	1.05%
	Class R6	1,000.00	1,157.20	5.38	1.00%

International Opportunities Fund	Class I	1,000.00	1,149.60	5.36	1.00%
	Class R6	1,000.00	1,149.90	5.09	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period* 4/1/17-9/30/17	Annualized Expense Ratio During Period 4/1/17-9/30/17

Emerging Markets Equity Fund	Class A	$1,000.00	$1,020.07	$4.91	0.98%
	Class I	1,000.00	1,021.32	3.65	0.73%
	Class R6	1,000.00	1,021.32	3.65	0.73%

Emerging Markets Small Cap Equity Fund	Class A	1,000.00	1,015.71	9.30	1.85%
	Class I	1,000.00	1,016.95	8.05	1.60%

Global Opportunities Fund	Class I	1,000.00	1,019.70	5.29	1.05%
	Class R6	1,000.00	1,019.95	5.04	1.00%

International Opportunities Fund	Class I	1,000.00	1,019.95	5.04	1.00%
	Class R6	1,000.00	1,020.19	4.78	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2017, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. The Trustees also considered information that had been presented to them resulting from a strategic review of the Funds conducted by the Advisor. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that the RBC Emerging Markets Equity Fund and RBC Global Opportunities Fund outperformed their benchmarks and peers since commencement of operations. The Trustees also focused on the relative underperformance of the RBC Emerging Markets Small Cap Equity Fund versus the broader index, noting that a number of peer funds had frontier markets exposure and risk, unlike the Fund.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses, as well as the Adviser’s proposed increased subsidization of expenses with respect to the RBC Emerging Markets Small Cap Equity Fund, RBC Global Opportunities Fund and RBC International Opportunities Fund, as well as the proposed advisory fee reduction for the RBC Global Opportunities Fund. The Trustees also took note of the RBC Emerging Markets Equity Fund’s continuing inclusion in the RBC Cornerstone Investor Program, with its related contractual expense limitation and promotional efforts. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits as well as the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services. While no fee breakpoints were perceived to be warranted, the Trustees noted that they would continue to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Funds is developed over time.

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategy and demonstrated capabilities with respect to fundamental analysis, its significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and geographic expertise. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged on other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2017.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-17

Semi Annual Report
For the six months ended September 30, 2017
RBC Short Duration Fixed Income Fund
RBC Ultra-Short Fixed Income Fund

	RBC Funds
About Your Semi Annual Report	This semi annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents
	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedules of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	19
	- Statements of Operations	21
	- Statements of Changes in Net Assets	22
	Financial Highlights	24
	Notes to Financial Statements	28
	Share Class Information	39
	Supplemental Information	40
	Approval of Investment Advisory Agreement	41

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA Managing Director, Co-Head, U.S. Fixed Income	Brian Svendahl, CFA

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brandon T. Swensen, CFA Vice-President, Co-Head, U.S. Fixed Income	Brandon T. Swensen, CFA

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM (US)in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

1

PERFORMANCE SUMMARY
Average Total Returns as of September 30, 2017 (Unaudited)
	1 Year	3 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

RBC Short Duration Fixed Income Fund
- At Net Asset Value
Class F	1.64%	1.84%	1.75%	0.45%	1.53%
Class I	1.74%	1.94%	1.84%	0.35%	1.12%

BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index (b)	0.65%	1.04%	1.00%

RBC Ultra-Short Fixed Income Fund
- At Net Asset Value
Class F	1.58%	1.44%	1.28%	0.40%	1.30%
Class I	1.79%	1.51%	1.35%	0.30%	1.14%

BofA Merrill Lynch 1-Year U.S. Treasury Bill Index (b)	0.62%	0.55%	0.50%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us. Please see footnotes below.

The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index is an unmanaged index that tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market with a remaining term to final maturity less than 3 years, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

The BofA Merrill Lynch 1-Year U.S. Treasury Bill Index is an unmanaged index tracking U.S. government securities with 1 year remaining to maturity.
(1) The Funds’ expenses reflect the most recent fiscal year end (March 31, 2017).
(2) The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2018.
(a) The inception date (commencement date) is March 3, 2014 for Class F shares and December 30, 2013 for Class I shares. The performance in the table for the Class F shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception.
(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

2

FUND STATISTICS (UNAUDITED)
RBC Short Duration Fixed Income Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Bond Index				Benchmark
				Asset Allocation (as of 9/30/17) (% of fund’s investments)

Verizon Communications, Inc. 3.00%, 11/1/21	1.64%	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	1.26%	Top Ten Holdings (excluding investment companies) (as of 9/30/17) (% of fund’s net assets)
AT&T, Inc. 5.20%, 3/15/20	1.50%	AT&T, Inc., (LIBOR USD 3-Month +0.890%), 2.20%, 2/14/23	1.26%
American Tower Corp. REIT 3.30%, 2/15/21	1.41%	Freddie Mac, Series 2011-K13, Class B, 4.77%, 1/25/48	1.24%
Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25	1.31%	Cooperatieve Rabobank UA 3.95%, 11/9/22	1.20%
Puget Energy, Inc. 6.50%, 12/15/20	1.30%
Freddie Mac, Series 2012-K709, Class B, 3.87%, 4/25/45	1.30%
.*A listing of all portfolio holdings can be found beginning on page 5.
				Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income and capital appreciation.
Benchmark	BofA Merrill Lynch 1-Year U.S. Treasury Bill Index
Asset Allocation (as of 9/30/17) (% of fund’s investments)

Top Ten Holdings (excluding investment companies) (as of 9/30/17) (% of fund’s net assets)	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	1.38%	AT&T, Inc. 5.20%, 3/15/20	1.20%
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 7/23/20	1.38%	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	1.15%
	American Tower Corp. REIT 3.40%, 2/15/19	1.37%	Credit Suisse Group Funding (Guernsey) Ltd. 3.13%, 12/10/20	1.15%
	American Honda Finance Corp., (LIBOR USD 3-Month + 0.610%), 1.93%, 9/9/21	1.36%	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 2.22%, 5/15/22	1.15%
	AT&T, Inc., (LIBOR USD 3-Month + 0.890%), 2.20%, 2/14/23	1.23%	General Motors Financial Co., Inc. 3.10%, 1/15/19	1.14%
	*A listing of all portfolio holdings can be found beginning on page 12.
Growth of $10,000 Initial Investment Since Inception (12/30/13)
	The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2017 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

September 30, 2017 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 22.78%
$205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	$205,834
62,132	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	62,137
156,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.18%, 6/8/20	156,440
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	251,648
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,973
175,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	176,041
275,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	275,609
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	225,422
75,000	CarMax Auto Owner Trust, Series 2014-2, Class D, 2.58%, 11/16/20	75,162
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	170,523
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	249,997
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	250,612
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	164,385
26,155	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, (LIBOR USD 1-Month + 0.660%), 1.90%, 4/25/36(a)	26,191
285,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	285,410
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	89,944
170,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	170,964
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	124,178
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(b)	250,059
64,588	RASC Trust, Series 2005-KS9, Class M2, (LIBOR USD 1-Month + 0.430%), 1.67%, 10/25/35(a)	64,615
250,000	Santander Drive Auto Receivables Trust, Series 2013-4, Class D, 3.92%, 1/15/20	251,957
75,140	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	75,310
99,968	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	100,126
260,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57%, 4/15/21	261,221
250,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	252,844

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
$100,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	$100,768
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	255,560
100,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	100,446
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,778

Total Asset Backed Securities		4,974,154

(Cost $4,971,195)

Collateralized Mortgage Obligations — 0.99%
54,648	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 1.52%, 12/26/35(a)(b)	53,567
34,049	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(b)(c)	34,030
128,680	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(b)(c)	128,609

Total Collateralized Mortgage Obligations		216,206

(Cost $216,577)

Corporate Bonds — 71.49%
Banks — 22.14%
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 2.03%, 5/19/22(a)(b)	251,028
250,000	Bank of America Corp 2.15%, 11/9/20	249,282
150,000	Bank of America Corp, (LIBOR USD 3-Month + 0.630%), 2.33%, 10/1/21(a)	149,687
150,000	Bank of America Corp 2.60%, 1/15/19	151,212
200,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), 2.11%, 8/27/21(a)	202,102
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 1.94%, 9/19/22(a)	250,344
200,000	BNP Paribas SA 2.95%, 5/23/22(b)	201,759
120,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.770%), 2.07%, 4/8/19(a)	120,723
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 2.50%, 8/2/21(a)	152,586
200,000	Citigroup, Inc. 2.70%, 3/30/21	202,230
250,000	Cooperatieve Rabobank UA 3.95%, 11/9/22	262,371
100,000	Goldman Sachs Group, Inc. (The) 2.00%, 4/25/19	99,985
150,000	Goldman Sachs Group, Inc. (The) 2.88%, 2/25/21	152,115
150,000	Goldman Sachs Group, Inc. (The) 5.38%, 3/15/20	161,140
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 2.98%, 5/25/21(a)	259,063

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
$200,000	ING Groep NV 3.15%, 3/29/22	$203,806
250,000	JP Morgan Chase & Co. 2.30%, 8/15/21	249,811
150,000	Morgan Stanley, (LIBOR USD 3-Month + 0.800%), 2.11%, 2/14/20(a)	150,763
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 2.24%, 7/22/22(a)	200,758
250,000	Morgan Stanley 2.75%, 5/19/22	251,383
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 2.19%, 1/10/22(a)(b)	252,467
100,000	Regions Financial Corp. 2.75%, 8/14/22	99,828
150,000	Santander UK Group Holdings Plc 2.88%, 10/16/20	152,097
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 1.150%), 2.45%, 3/30/21(a)	255,731
150,000	Toronto-Dominion Bank, (LIBOR USD 3-Month + 1.000%), 2.30%, 4/7/21(a)	152,958

		4,835,229

Consumer Discretionary — 9.60%
150,000	Delta Air Lines, Inc. 2.88%, 3/13/20	151,687
225,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.48%, 6/1/19(b)	229,468
200,000	DXC Technology Co. 2.88%, 3/27/20	202,667
200,000	Ford Motor Credit Co. LLC 2.02%, 5/3/19	199,882
250,000	Ford Motor Credit Co. LLC 3.20%, 1/15/21	255,033
200,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/20	207,309
150,000	Kraft Heinz Foods Co. 5.38%, 2/10/20	160,896
250,000	Reckitt Benckiser Treasury Services Plc, (LIBOR USD 3-Month + 0.560%), 1.86%, 6/24/22(a)(b)	250,771
100,000	Reynolds American, Inc. 2.30%, 6/12/18	100,439
135,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 1.87%, 6/2/20(a)	135,642
200,000	Tyson Foods, Inc. 2.65%, 8/15/19	202,384

		2,096,178

Consumer Non Cyclicals — 1.38%
150,000	Anheuser-Busch Inbev Finance, Inc. 2.65%, 2/1/21	152,436
150,000	Molson Coors Brewing Co. 2.10%, 7/15/21	147,902

		300,338

Finance - Diversified — 6.14%
300,000	American Tower Corp. REIT 3.30%, 2/15/21	307,402
100,000	General Motors Financial Co., Inc. 3.10%, 1/15/19	101,411
200,000	General Motors Financial Co., Inc. 3.20%, 7/6/21	203,516
100,000	General Motors Financial Co., Inc. 3.45%, 1/14/22	102,138
250,000	Hyundai Capital America 2.50%, 3/18/19(b)	250,175
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 2.02%, 9/28/22(a)(b)	250,612
125,000	Regions Financial Corp. 2.25%, 9/14/18	125,529

		1,340,783

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
Health Care — 10.13%
$200,000	Amgen, Inc. 2.65%, 5/11/22	$201,633
250,000	Baxalta, Inc. 2.88%, 6/23/20	253,735
250,000	Becton Dickinson and Co. 2.89%, 6/6/22	250,813
150,000	Cardinal Health, Inc. 2.62%, 6/15/22	149,878
250,000	CVS Health Corp. 2.13%, 6/1/21	247,688
250,000	Mylan NV 3.00%, 12/15/18	252,823
100,000	Mylan NV 3.15%, 6/15/21	101,752
250,000	Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/21	249,126
250,000	Teva Pharmaceutical Finance Netherlands III BV 1.70%, 7/19/19	246,386
250,000	Thermo Fisher Scientific, Inc. 3.30%, 2/15/22	258,527

		2,212,361

Industrials — 2.09%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), 1.91%, 6/6/22(a)	100,286
250,000	Newell Rubbermaid, Inc. 3.15%, 4/1/21	255,761
100,000	Roper Technologies, Inc. 2.80%, 12/15/21	100,915

		456,962

Information Technology — 0.46%
100,000	LAM Research Corp. 2.80%, 6/15/21	101,163

Materials — 2.82%
100,000	Dow Chemical Co. (The) 8.55%, 5/15/19	110,420
200,000	Georgia-Pacific LLC 2.54%, 11/15/19(b)	201,632
100,000	LyondellBasell Industries NV 5.00%, 4/15/19	103,759
200,000	Sherwin-Williams Co. (The) 2.25%, 5/15/20	200,792

		616,603

Media — 2.32%
250,000	Charter Communications Operating LLC, Charter Communications Operating Capital 3.58%, 7/23/20	256,644
250,000	Discovery Communications LLC 2.95%, 3/20/23	250,661

		507,305

Oil & Gas — 7.57%
200,000	Anadarko Petroleum Corp. 8.70%, 3/15/19	218,278
150,000	BP Capital Markets Plc, (LIBOR USD 3-Month + 0.870%), 2.12%, 9/16/21(a)	152,439
100,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 2.22%, 5/15/22(a)	102,002
200,000	Enbridge Energy Partners LP 6.50%, 4/15/18	204,965
100,000	Enterprise Products Operating LLC 2.85%, 4/15/21	101,567
110,000	Enterprise Products Operating LLC, (LIBOR USD 3-Month + 2.680%), 7.03%, 1/15/68(a)	111,100
200,000	EOG Resources, Inc. 4.40%, 6/1/20	211,224
200,000	Kinder Morgan Energy Partners LP 6.85%, 2/15/20	219,506
110,000	Magellan Midstream Partners LP 4.25%, 2/1/21	116,049

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
$200,000	Williams Partners LP 5.25%, 3/15/20	$214,667

		1,651,797

Telecommunication Services — 4.39%
275,000	AT&T, Inc., (LIBOR USD 3-Month + 0.890%), 2.20%, 2/14/23(a)	274,387
305,000	AT&T, Inc. 5.20%, 3/15/20	326,549
350,000	Verizon Communications, Inc. 3.00%, 11/1/21	357,182

		958,118

Utilities — 2.45%
250,000	Exelon Corp. 2.45%, 4/15/21	250,022
255,000	Puget Energy, Inc. 6.50%, 12/15/20	284,885

		534,907

Total Corporate Bonds		15,611,744

(Cost $15,531,218)
U.S. Government Agency Backed Mortgages — 4.00%
Fannie Mae — 0.18%
5,788	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 2.19%, 10/25/31(a)	5,892
8,076	Series 2005-68, Class BC, 5.25%, 6/25/35	8,335
4,238	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 1.99%, 11/25/39(a)	4,305
21,345	Series 2012-3, Class EA, 3.50%, 10/25/29	21,751

		40,283

Freddie Mac — 3.82%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b)(c)	214,085
255,000	Series 2011-K13, Class B, 4.77%, 1/25/48(b)(c)	270,759
280,000	Series 2012-K709, Class B, 3.74%, 4/25/45(b)(c)	284,644
4,374	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 2.23%, 3/15/32(a)	4,457
4,353	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 2.23%, 3/15/32(a)	4,435
28,478	Series 2627, Class MW, 5.00%, 6/15/23	30,125
1,088	Series 3725, Class A, 3.50%, 9/15/24	1,093
3,482	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 1.73%, 11/15/40(a)	3,497
20,495	Series 4027, Class GD, 2.00%, 10/15/25	20,494

		833,589

Total U.S. Government Agency Backed Mortgages		873,872

(Cost $876,549)

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Shares	Value
Investment Company — 0.81%
175,850 U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$175,850

Total Investment Company	175,850

(Cost $175,850)

Total Investments	$21,851,826
(Cost $21,771,389)(e) — 100.07%

Liabilities in excess of other assets — (0.07)%	(14,990)

NET ASSETS — 100.00%	$21,836,836

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Affiliated investment.
(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Financial futures contracts as of September 30, 2017:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Note	14	December, 2017	$(7,656)	USD	3,027,500	Barclays Plc
Total			$(7,656)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Note	13	December, 2017	$11,477	USD	1,538,977	Barclays Plc
Total			$11,477

See Notes to Financial Statements.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

September 30, 2017 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 23.81%
$ 60,000	Ally Auto Receivables Trust, Series 2014-2, Class D, 2.99%, 6/15/21	$60,606
175,000	Ally Auto Receivables Trust, Series 2014-3, Class C, 2.14%, 7/15/20	175,509
62,132	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.60%, 7/8/19	62,137
250,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	251,648
150,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	150,973
230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	231,368
305,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	308,003
225,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	225,498
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	175,328
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.37%, 11/8/21(a)	187,691
210,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.51%, 1/8/21	211,482
145,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	145,446
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	190,465
25,920	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB2, Class M1, (LIBOR USD 1-Month + 0.660%), 1.90%, 4/25/36(b)	25,955
3,606	Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 3/20/20(a)	3,604
215,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(a)	215,309
180,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class C, 2.98%, 11/20/19	181,021
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	149,014
95,000	GM Financial Automobile Leasing Trust, Series 2015-2, Class B, 2.42%, 7/22/19	95,218
150,000	GM Financial Automobile Leasing Trust, Series 2015-3, Class B, 2.32%, 11/20/19	150,539
250,000	Macquarie Equipment Funding Trust, Series 2014-A, Class B, 1.99%, 7/20/21(a)	250,059
250,000	Mercedes Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/21	250,053
92,972	RASC Trust, Series 2005-KS9, Class M2, (LIBOR USD 1-Month + 0.430%), 1.67%, 10/25/35(b)	93,012

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
$250,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class D, 2.42%, 4/15/19	$250,534
60,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class D, 2.76%, 2/18/20	60,458
99,968	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	100,126
215,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57%, 4/15/21	216,010
100,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	101,566
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	255,560
145,000	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	145,646
150,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	149,778
225,000	Santander Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19%, 7/15/22(a)	227,284

Total Asset Backed Securities		5,296,900

(Cost $5,292,668)

Collateralized Mortgage Obligations — 1.30%
54,648	JP Morgan Resecuritization Trust, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 1.52%, 12/26/35(a)(b)	53,567
34,049	Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, 1.78%, 12/25/65(a)(c)	34,030
201,155	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 9/25/57(a)(c)	201,044

Total Collateralized Mortgage Obligations		288,641

(Cost $288,959)

Corporate Bonds — 65.27%
Banks — 22.13%
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 2.03%, 5/19/22(a)(b)	251,027
200,000	Bank of America Corp., (LIBOR USD 3-Month + 0.660%), 1.97%, 7/21/21(b)	200,471
200,000	Bank of America Corp. 7.63%, 6/1/19	218,261
100,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), 2.11%, 8/27/21(b)	101,051
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 1.94%, 9/19/22(b)	250,344
200,000	Barclays Plc 2.75%, 11/8/19	202,099
250,000	Citibank, N.A., (LIBOR USD 3-Month + 0.500%), 1.81%, 6/12/20(b)	251,193

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
$125,000	Citigroup, Inc. 2.15%, 7/30/18	$125,359
200,000	Citigroup, Inc. 2.50%, 7/29/19	201,675
250,000	Credit Suisse Group Funding (Guernsey) Ltd. 3.13%, 12/10/20	255,016
175,000	Goldman Sachs Group, Inc. (The) 1.95%, 7/23/19	174,698
100,000	Goldman Sachs Group, Inc. (The) 2.00%, 4/25/19	99,985
150,000	Goldman Sachs Group, Inc. (The) 5.38%, 3/15/20	161,140
250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.550%), 1.87%, 3/9/21(b)	250,170
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 2.00%, 6/1/21(b)	73,370
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 2.24%, 7/22/22(b)	200,758
75,000	Morgan Stanley 2.45%, 2/1/19	75,524
150,000	Morgan Stanley 5.50%, 7/24/20	162,946
100,000	MUFG Union Bank NA 2.63%, 9/26/18	100,838
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 2.19%, 1/10/22(a)(b)	252,467
250,000	Nordea Bank AB 2.13%, 5/29/20(a)	250,066
200,000	Santander UK Group Holdings Plc 2.88%, 10/16/20	202,796
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 2.02%, 3/14/22(a)(b)	201,474
200,000	Toronto-Dominion Bank, (LIBOR USD 3-Month + 1.000%), 2.30%, 4/7/21(b)	203,944
250,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 2.24%, 2/11/22(b)	252,320
200,000	Wells Fargo & Co., (LIBOR USD 3-Month + 1.010%), 2.33%, 12/7/20(b)	203,764

		4,922,756

Consumer Discretionary — 10.47%
150,000	Church & Dwight Co., Inc., (LIBOR USD 3-Month + 0.150%), 1.46%, 1/25/19(b)	149,903
225,000	Delta Air Lines, Inc. 2.88%, 3/13/20	227,530
225,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.48%, 6/1/19(a)	229,468
250,000	Ford Motor Credit Co. LLC 1.72%, 12/6/17	249,690
250,000	Ford Motor Credit Co. LLC 2.55%, 10/5/18	251,615
200,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/20	207,309
100,000	Hyundai Capital America 2.00%, 3/19/18(a)	100,036
250,000	Hyundai Capital America 2.50%, 3/18/19(a)	250,175
50,000	Kraft Heinz Foods Co. 2.00%, 7/2/18	50,103
150,000	Kraft Heinz Foods Co. 5.38%, 2/10/20	160,896
250,000	Reckitt Benckiser Treasury Services Plc, (LIBOR USD 3-Month + 0.560%), 1.86%, 6/24/22(a)(b)	250,771
200,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 1.87%, 6/2/20(b)	200,951

		2,328,447

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
Finance - Diversified — 6.70%
$300,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.610%), 1.93%, 9/9/21(b)	$303,027
300,000	American Tower Corp. REIT 3.40%, 2/15/19	305,472
200,000	General Motors Financial Co., Inc. 2.40%, 5/9/19	200,879
250,000	General Motors Financial Co., Inc. 3.10%, 1/15/19	253,527
50,000	McGraw Hill Financial, Inc. 2.50%, 8/15/18	50,341
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 2.02%, 9/28/22(a)(b)	250,612
125,000	Regions Financial Corp. 2.25%, 9/14/18	125,529

		1,489,387

Health Care — 6.18%
250,000	Actavis Funding SCS 2.35%, 3/12/18	250,728
120,000	Amgen, Inc. 2.20%, 5/11/20	120,375
250,000	Becton Dickinson & Co. 2.68%, 12/15/19	253,002
75,000	Cardinal Health, Inc. 1.95%, 6/14/19	75,030
100,000	EMD Finance LLC 1.70%, 3/19/18(a)	100,075
75,000	Mylan NV 3.00%, 12/15/18	75,847
250,000	Shire Acquisitions Investments Ireland Designated Activity Co. 1.90%, 9/23/19	249,506
250,000	Teva Pharmaceutical Finance Netherlands III BV 1.40%, 7/20/18	249,066

		1,373,629

Industrials — 2.84%
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), 1.91%, 6/6/22(b)	250,715
100,000	Caterpillar Financial Services Corp. 2.10%, 1/10/20	100,532
250,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.480%), 1.80%, 9/8/22(b)	250,469
29,000	Newell Rubbermaid, Inc. 2.60%, 3/29/19	29,232

		630,948

Information Technology — 0.94%
200,000	DXC Technology Co. 2.88%, 3/27/20	202,667
7,000	Oracle Corp., (LIBOR USD 3-Month + 0.580%), 1.88%, 1/15/19(b)	7,051

		209,718

Insurance — 0.67%
150,000	Metropolitan Life Global Funding Insurance Co. Ltd. 2.05%, 6/12/20(a)	149,852

Materials — 2.12%
150,000	Dow Chemical Co. (The) 8.55%, 5/15/19	165,631
125,000	Ecolab, Inc. 2.00%, 1/14/19	125,505
180,000	Sherwin-Williams Co. (The) 2.25%, 5/15/20	180,712

		471,848

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
Media — 2.67%
$300,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 7/23/20	$307,973
150,000	Discovery Communications, LLC 2.20%, 9/20/19	150,498
133,000	Grupo Televisa SAB 6.00%, 5/15/18	136,238

		594,709

Oil & Gas — 6.20%
150,000	BP Capital Markets Plc, (LIBOR USD 3-Month + 0.870%), 2.12%, 9/16/21(b)	152,439
250,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 2.22%, 5/15/22(b)	255,005
150,000	Enterprise Products Operating LLC 6.50%, 1/31/19	158,729
73,000	EOG Resources, Inc. 4.40%, 6/1/20	77,097
200,000	Kinder Morgan Energy Partners LP 6.85%, 2/15/20	219,506
150,000	Schlumberger Holdings Corp. 2.35%, 12/21/18(a)	150,860
150,000	TransCanada Pipelines Ltd. 1.88%, 1/12/18	150,128
200,000	Williams Partners LP 5.25%, 3/15/20	214,667

		1,378,431

Telecommunication Services — 3.40%
275,000	AT&T, Inc., (LIBOR USD 3-Month + 0.890%), 2.20%, 2/14/23(b)	274,387
250,000	AT&T, Inc. 5.20%, 3/15/20	267,663
200,000	Verizon Communications, Inc. 4.50%, 9/15/20	214,567

		756,617

Utilities — 0.95%
200,000	Exelon Generation Co., LLC 5.20%, 10/1/19	212,118

Total Corporate Bonds		14,518,460

(Cost $14,471,121)

U.S. Government Agency Backed Mortgages — 3.90%
Fannie Mae — 1.27%
16,827	Pool #725098, 5.50%, 12/1/18	17,043
10,625	Pool #739413, 5.00%, 10/1/18	10,760
55,805	Pool #888467, 6.00%, 6/1/22	59,243
59,588	Pool #AL0202, 4.00%, 4/1/21	61,541
74	Series 2002-73, Class OE, 5.00%, 11/25/17	76
14,515	Series 2003-120, Class BL, 3.50%, 12/25/18	14,601
19,644	Series 2003-55, Class CD, 5.00%, 6/25/23	20,759
8,492	Series 2004-3, Class BE, 4.00%, 2/25/19	8,556
8,953	Series 2011-23, Class AB, 2.75%, 6/25/20	8,993
81,776	Series 2012-1, Class GB, 2.00%, 2/25/22	81,759

		283,331

Freddie Mac — 2.63%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(a)(c)	214,085

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Principal Amount		Value
$220,000	Series 2012-K709, Class B, 3.74%, 4/25/45(a)(c)	$223,649
362	Series 2543, Class NM, 5.00%, 12/15/17	363
9,058	Series 2649, Class QH, 4.50%, 7/15/18	9,135
7,106	Series 2675, Class CK, 4.00%, 9/15/18	7,167
9,411	Series 2761, Class CB, 4.00%, 3/15/19	9,506
34,453	Series 3710, Class AB, 2.00%, 8/15/20	34,521
50,779	Series 3726, Class BA, 2.00%, 8/15/20	50,742
34,390	Series 3852, Class EA, 4.50%, 12/15/21	35,204

		584,372

Total U.S. Government Agency Backed Mortgages		867,703

(Cost $871,624)

Shares
Investment Company — 0.35%
78,461	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	78,461

Total Investment Company		78,461

(Cost $78,461)

Total Investments		$21,050,165
(Cost $21,002,833)(e) — 94.63%

Other assets in excess of liabilities — 5.37%		1,195,028

NET ASSETS — 100.00%		$22,245,193

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2017.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Affiliated investment.
(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2017 (Unaudited)

Financial futures contracts as of September 30, 2017:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation		Notional Value	Clearinghouse
Two Year U.S. Treasury Note	14	December, 2017	$7,656	USD	3,027,500	Barclays Plc
Total			$7,656

See Notes to Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2017 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $21,595,539 and $20,924,372, respectively)	$21,675,976	$20,971,704
Affiliated investment (cost $175,850 and $78,461, respectively)	175,850	78,461
Interest and dividends receivable	120,741	90,141
Receivable from advisor	6,842	7,198
Receivable for Fund shares sold	—	1,087,250
Cash at broker for financial futures contracts	23,771	29,741
Unrealized appreciation on futures contracts	11,477	7,656
Prepaid expenses and other assets	9,115	10,443

Total Assets	22,023,772	22,282,594

Liabilities:
Distributions payable	—	313
Payable for capital shares redeemed	143,402	2,718
Unrealized depreciation on futures contracts	7,656	—
Accrued expenses and other payables:
Accounting fees	4,420	4,417
Shareholder reports	3,994	4,629
Audit fees	19,821	19,821
Transfer Agent fees	1,569	1,548
Other	6,074	3,955

Total Liabilities	186,936	37,401

Net Assets	$21,836,836	$22,245,193

Net Assets Consist Of:
Capital	$21,824,421	$22,351,895
Undistributed net investment income and distributions in excess of net investment income	25,714	(4,221)
Accumulated net realized losses from investment transactions and futures contracts	(97,557)	(157,469)
Net unrealized appreciation on investments and futures contracts	84,258	54,988

Net Assets	$21,836,836	$22,245,193

19

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2017 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Assets:
Class F	$583,027	$872,902
Class I	21,253,809	21,372,291

Total	$21,836,836	$22,245,193

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class F	58,340	88,083
Class I	2,127,635	2,159,687

Total	2,185,975	2,247,770

Net Asset Values and Redemption Price Per Share:
Class F	$9.99	$9.91

Class I	$9.99	$9.90

See Notes to Financial Statements.

20

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2017 (Unaudited)

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$235,615	$177,474
Dividend income - affiliated investment	1,657	2,046

Total Investment Income	237,272	179,520

Expenses:
Investment advisory fees	29,907	21,416
Distribution fees - Class F	304	391
Accounting fees	13,101	13,031
Audit fees	18,821	18,821
Legal fees	1,584	1,638
Custodian fees	1,124	1,155
Insurance fees	1,932	1,932
Trustees’ fees	616	493
Transfer agent fees - Class F	1,926	1,819
Transfer agent fees - Class I	2,450	2,909
Shareholder reports	6,283	4,680
Registration and filing fees	18,053	18,573
Other fees	9,491	7,714

Total expenses	105,592	94,572

Expenses waived/reimbursed by:
Advisor	(70,397)	(68,482)

Net Expenses	35,195	26,090

Net Investment Income	202,077	153,430

Realized/Unrealized Gains (Losses):
Net realized gains (losses) on:
Investment transactions	24,538	7,071
Futures contracts	(22,310)	(2,919)

Net realized gains	2,228	4,152

Net change in unrealized appreciation (depreciation) on:
Investments	25,341	7,554
Futures contracts	10,985	7,844

Net unrealized gains	36,326	15,398

Change in net assets resulting from operations	$240,631	$172,980

See Notes to Financial Statements.

21

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$202,077	$304,247
Net realized gains from investments and futures contracts	2,228	38,891
Net change in unrealized appreciation (depreciation) on investments and futures contracts	36,326	35,986

Change in net assets resulting from operations	240,631	379,124

Distributions to Class F Shareholders:
From net investment income	(5,871)	(20,031)

Distributions to Class I Shareholders:
From net investment income	(196,232)	(290,608)

Change in net assets resulting from shareholder distributions	(202,103)	(310,639)

Capital Transactions:
Proceeds from shares issued	4,437,793	7,425,479
Distributions reinvested	202,027	307,941
Cost of shares redeemed	(1,873,543)	(3,000,632)

Change in net assets resulting from capital transactions	2,766,277	4,732,788

Net increase in net assets	2,804,805	4,801,273

Net Assets:
Beginning of period	19,032,031	14,230,758

End of period	$21,836,836	$19,032,031

Undistributed net investment income	$25,714	$25,740

Share Transactions:
Issued	444,367	744,665
Reinvested	20,212	30,866
Redeemed	(187,710)	(300,867)

Change in shares resulting from capital transactions	276,869	474,664

See Notes to Financial Statements.

22

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$153,430	$235,978
Net realized gains from investments and futures contracts	4,152	20,833
Net change in unrealized appreciation (depreciation) on investments and futures contracts	15,398	40,998

Change in net assets resulting from operations	172,980	297,809

Distributions to Class F Shareholders:
From net investment income	(6,811)	(34,635)

Distributions to Class I Shareholders:
From net investment income	(150,839)	(224,396)

Change in net assets resulting from shareholder distributions	(157,650)	(259,031)

Capital Transactions:
Proceeds from shares issued	8,813,610	3,700,065
Distributions reinvested	157,349	258,897
Cost of shares redeemed	(1,419,037)	(7,196,923)

Change in net assets resulting from capital transactions	7,551,922	(3,237,961)

Net increase (decrease) in net assets	7,567,252	(3,199,183)

Net Assets:
Beginning of period	14,677,941	17,877,124

End of period	$22,245,193	$14,677,941

Distributions in excess of net investment income	$(4,221)	$(1)

Share Transactions:
Issued	890,454	374,203
Reinvested	15,897	26,171
Redeemed	(143,388)	(727,480)

Change in shares resulting from capital transactions	762,963	(327,106)

See Notes to Financial Statements.

23

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.97	$9.92	$9.97	$10.02	$10.04

Net investment income(b)	0.10	0.17	0.16	0.14	0.01
Realized and unrealized gains/(losses)	0.02	0.05	(0.04)	— (c)	(0.02)

Total from investment activities	0.12	0.22	0.12	0.14	(0.01)

Distributions:
Net investment income	(0.10)	(0.17)	(0.17)	(0.18)	(0.01)
Realized gains	—	—	—	(0.01)	—

Total distributions	(0.10)	(0.17)	(0.17)	(0.19)	(0.01)

Net asset value, end of period	$9.99	$9.97	$9.92	$9.97	$10.02

Total Return:	1.18%(d)	2.23%	1.18%	1.42%	(0.08)%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.45%(e)	0.45%	0.45%	0.45%	0.45%(e)
Ratio of Net Investment Income to Average Net Assets	1.93%(e)	1.69%	1.60%	1.45%	1.33%(e)
Ratio of Expenses to Average Net Assets*	1.75%(e)	1.53%	1.70%	2.07%	43.21%(e)

Net assets, end of period (in thousands)	$583	$666	$1,305	$1,934	$10
Portfolio turnover**	32%	37%	50%	57%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

24

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.97	$9.92	$9.97	$10.02	$10.00

Net investment income(b)	0.10	0.18	0.17	0.15	0.04
Realized and unrealized gains/(losses)	0.02	0.05	(0.04)	— (c)	0.02

Total from investment activities	0.12	0.23	0.13	0.15	0.06

Distributions:
Net investment income	(0.10)	(0.18)	(0.18)	(0.19)	(0.04)
Realized gains	—	—	—	(0.01)	—

Total distributions	(0.10)	(0.18)	(0.18)	(0.20)	(0.04)

Net asset value, end of period	$9.99	$9.97	$9.92	$9.97	$10.02

Total Return:	1.23%(d)	2.33%	1.28%	1.51%	0.57%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.35%(e)	0.35%	0.35%	0.35%	0.35%(e)
Ratio of Net Investment Income to Average Net Assets	2.03%(e)	1.78%	1.70%	1.55%	1.41%(e)
Ratio of Expenses to Average Net Assets*	1.04%(e)	1.12%	1.37%	1.68%	3.66%(e)

Net assets, end of period (in thousands)	$21,254	$18,366	$12,925	$12,344	$10,436
Portfolio turnover**	32%	37%	50%	57%	46%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

25

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class F	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.90	$9.87	$9.89	$9.99	$9.98

Net investment income(b)	0.08	0.14	0.11	0.08	—
Realized and unrealized gains/(losses)	0.02	0.04	—	(0.02)	0.02

Total from investment activities	0.10	0.18	0.11	0.06	0.02

Distributions:
Net investment income	(0.09)	(0.15)	(0.13)	(0.16)	(0.01)

Total distributions	(0.09)	(0.15)	(0.13)	(0.16)	(0.01)

Net asset value, end of period	$9.91	$9.90	$9.87	$9.89	$9.99

Total Return:	0.98%(c)	1.84%	1.16%	0.62%	0.21%(c)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.40%(d)	0.40%	0.40%	0.40%	0.40%(d)
Ratio of Net Investment Income to Average Net Assets	1.70%(d)	1.41%	1.09%	0.78%	(0.08)%(d)
Ratio of Expenses to Average Net Assets*	1.61%(d)	1.30%	1.25%	3.04%	43.18%(d)

Net assets, end of period (in thousands)	$873	$667	$4,395	$608	$10
Portfolio turnover**	22%	52%	41%	63%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

26

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014(a)
Class I	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$9.88	$9.87	$9.89	$9.98	$10.00

Net investment income(b)	0.09	0.15	0.12	0.10	0.02
Realized and unrealized gains/(losses)	0.02	0.02	—	(0.02)	(0.01)

Total from investment activities	0.11	0.17	0.12	0.08	0.01

Distributions:
Net investment income	(0.09)	(0.16)	(0.14)	(0.17)	(0.03)

Total distributions	(0.09)	(0.16)	(0.14)	(0.17)	(0.03)

Net asset value, end of period	$9.90	$9.88	$9.87	$9.89	$9.98

Total Return:	1.13%(c)	1.74%	1.24%	0.83%	0.14%(c)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.30%(d)	0.30%	0.30%	0.30%	0.30%(d)
Ratio of Net Investment Income to Average Net Assets	1.80%(d)	1.47%	1.22%	1.03%	0.88%(d)
Ratio of Expenses to Average Net Assets*	1.08%(d)	1.14%	1.13%	1.65%	3.70%(d)

Net assets, end of period (in thousands)	$21,372	$14,011	$13,482	$13,922	$10,158
Portfolio turnover**	22%	52%	41%	63%	41%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

27

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 16 portfolios. This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-	RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)
-	RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class F and Class I shares. Class F and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized

28

NOTES TO FINANCIAL STATEMENTS

mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Funds’ net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of

29

NOTES TO FINANCIAL STATEMENTS

any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$4,974,154	$—	$4,974,154
Collateralized Mortgage Obligations	—	216,206	—	216,206
Corporate Bonds	—	15,611,744	—	15,611,744
U.S. Government Agency Backed
Mortgages	—	873,872	—	873,872
Investment Company	175,850	—	—	175,850
Other Financial Instruments(*)
Interest Rate Contracts	11,477	—	—	11,477

	$187,327	$21,675,976	$—	$21,863,303

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(7,656)	$—	$—	$(7,656)

30

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Asset Backed Securities	$—	$5,296,900	$—	$5,296,900
Collateralized Mortgage Obligations	—	288,641	—	288,641
Corporate Bonds	—	14,518,460	—	14,518,460
U.S. Government Agency Backed Mortgages	—	867,703	—	867,703
Investment Company	78,461	—	—	78,461
Other Financial Instruments(*)
Interest Rate Contracts	7,656	—	—	7,656

	$86,117	$20,971,704	$—	$21,057,821

*  Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended September 30, 2017, the Funds held no investments categorized as Level 3 in the hierarchy.

During the period ended September 30, 2017, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2017, the Funds had no outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Funds’ returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Funds’ hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of September 30, 2017, see the following section for financial futures contracts.

31

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to both manage their cash position and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statements of Assets and Liabilities at September 30, 2017.

Fair value of derivative instruments as of September 30, 2017:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Short Duration Fixed Income Fund
	Asset Derivatives
Interest Rate Risk	Unrealized Appreciation on Futures Contracts	$11,477

	Liability Derivatives
Interest Rate Risk	Unrealized Depreciation on Futures Contracts	$7,656

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
Ultra-Short Fixed Income Fund
	Asset Derivatives
Interest Rate Risk	Unrealized Appreciation on Futures Contracts	$7,656

The effect of derivative instruments on the Statements of Operations during the period ended September 30, 2017 is as follows:

	Derivative Instruments Categorized by Risk Exposure	Net Realized Losses from Futures Contracts	Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts
Short Duration Fixed Income Fund	Interest Rate Risk	$(22,310)	$10,985
Ultra-Short Fixed Income Fund	Interest Rate Risk	(2,919)	7,844

For the period ended September 30, 2017, the average quarterly volume of derivative activities are as follows:

	Futures Long Positions (Contracts)	Futures Short Positions (Contracts)
Short Duration Fixed Income Fund	14	13
Ultra-Short Fixed Income Fund	—	10

32

NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance. As of September 30, 2017, there are no obligations with credit enhancement or liquidity features.

Affiliated Investments:

Each Fund invests in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund -RBC Institutional Class 1 as a cash sweep vehicle. The income earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Fund.

	Value March 31, 2017	Purchases	Sales	Value September 30, 2017	Dividends
Investments in U.S. Government
Money Market Fund — RBC Institutional Class 1
Short Duration Fixed Income Fund	$84,885	$8,684,893	$8,593,928	$175,850	$1,657
Ultra-Short Fixed Income Fund	624,927	19,651,173	20,197,639	78,461	2,046

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each

33

NOTES TO FINANCIAL STATEMENTS

of the Funds in the Trust either proportionately based upon the Funds’ relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Funds are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Funds, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.25%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class F and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2018.

	Class F Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.40%	0.30%

Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2017 were:

	FYE 3/31/15	FYE 3/31/16	FYE 3/31/17	FYE 3/31/18	Total
Short Duration Fixed Income Fund	$111,147	$136,348	$136,119	$70,101	$453,715
Ultra-Short Fixed Income Fund	110,008	142,691	136,854	68,091	457,644

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money

34

NOTES TO FINANCIAL STATEMENTS

market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2017, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$296
Ultra-Short Fixed Income Fund	$391

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $49,000 ($54,000 effective October 1, 2017). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

On December 30, 2013, the Advisor invested $10 million in each Fund to provide each Fund with its initial investment assets, and on March 3, 2014, invested $10,000 in Class F of each Fund to provide the initial assets for that share class. The table below shows, as of September 30, 2017, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Short Duration Fixed Income Fund	$21,836,836	915,116	41.9%
Ultra-Short Fixed Income Fund	$22,245,193	1,062,464	47.3%

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class F covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class F is 0.10%.

Plan fees are based on average daily net assets of Class F. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2017, there were no fees waived by the Distributor.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2017 were as follows:

35

NOTES TO FINANCIAL STATEMENTS

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Purchases (Excl. US Gov’t.)	$8,894,611	$10,523,211
Sales (Excl. US Gov’t.)	$6,300,948	$ 3,711,872

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized below:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017	For the Six Months Ended September 30, 2017	For the Year Ended March 31, 2017
CAPITAL TRANSACTIONS:
Class F
Proceeds from shares issued	$—	$96	$225,000	$255,000
Distributions reinvested	5,872	19,934	6,811	34,635
Cost of shares redeemed	(89,942)	(664,036)	(26,577)	(4,031,549)

Change in Class F	$(84,070)	$(644,006)	$205,234	$(3,741,914)

Class I
Proceeds from shares issued	$4,437,793	$7,425,383	$8,588,610	$3,445,065
Distributions reinvested	196,155	288,007	150,538	224,262
Cost of shares redeemed	(1,783,601)	(2,336,596)	(1,392,460)	(3,165,374)

Change in Class I	$2,850,347	$5,376,794	$7,346,688	$503,953

Change in net assets resulting from capital transactions	$2,766,277	$4,732,788	$7,551,922	$(3,237,961)

SHARE TRANSACTIONS:
Class F
Issued	—	—	22,705	25,726
Reinvested	587	1,998	687	3,499
Redeemed	(9,012)	(66,762)	(2,682)	(407,227)

Change in Class F	(8,425)	(64,764)	20,710	(378,002)

Class I
Issued	444,367	744,665	867,749	348,477
Reinvested	19,625	28,868	15,210	22,672
Redeemed	(178,698)	(234,105)	(140,706)	(320,253)

Change in Class I	285,294	539,428	742,253	50,896

Change in shares resulting from capital transactions	276,869	474,664	762,963	(327,106)

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the years ended March 31, 2015, March 31, 2016 and March 31, 2017) and has concluded that no provision for federal income tax is required in the Funds’

36

NOTES TO FINANCIAL STATEMENTS

financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2017, tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Short Duration Fixed Income Fund	$21,771,389	$ 105,001	$ (24,564)	$ 80,437
Ultra-Short Fixed Income Fund	21,003,252	66,156	(19,243)	46,913

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

The tax character of distributions during the year ended March 31, 2017 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Short Duration Fixed Income Fund	$310,613	$—	$310,613
Ultra-Short Fixed Income Fund	259,020	—	259,020

The tax basis of components of accumulated earning/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2018.

As of March 31, 2017, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $50,297 and $82,254, respectively, and a long-term capital loss carryforward of $56,652 and $79,136 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Significant Risks

Shareholder concentration risk:

As of September 30, 2017, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	Number of Non-Affiliated Omnibus Accounts	% of Fund
Short Fixed Income Fund	1	56.8%
Ultra-Short Fixed Income Fund	2	37.0%

Significant transactions by these shareholders may impact the Funds’ performance.

9. Subsequent Events

Fund Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

37

NOTES TO FINANCIAL STATEMENTS

On September 28, 2017, the Board approved a revision to the expense limitation agreement for Ultra-Short Fixed Income Fund whereby effective October 2, 2017, the Advisor will waive and/or pay operating expenses so as to maintain net annual fund operating expenses of Class F at 0.38% and Class I at 0.28% of average daily net assets. This expense limitation agreement is in place until July 31, 2019, and may not be terminated by the Advisor prior to that date.

In addition, the Board approved a revision to the advisory agreement for Ultra-Short Fixed Income Fund whereby the fund’s investment advisory fee is lowered from 0.25% to 0.23%, effective October 2, 2017.

38

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class F and Class I shares.

Class F

Class F shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class F shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

39

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 through September 30, 2017.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period* 4/1/17-9/30/17	Annualized Expense Ratio During Period 4/1/17-9/30/17
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,011.80	$2.26	0.45%
	Class I	1,000.00	1,012.30	1.76	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,009.80	2.00	0.40%
	Class I	1,000.00	1,011.30	1.50	0.30%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Expenses Paid During Period* 4/1/17-9/30/17	Annualized Expense Ratio During Period 4/1/17-9/30/17
Short Duration Fixed Income Fund	Class F	$1,000.00	$1,022.69	$2.27	0.45%
	Class I	1,000.00	1,023.19	1.77	0.35%

Ultra-Short Fixed Income Fund	Class F	1,000.00	1,022.94	2.02	0.40%
	Class I	1,000.00	1,023.44	1.51	0.30%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

40

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2017, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals, and their experience with the portfolio management team with regard to other products over the years. The Trustees also considered information that had been presented to them resulting from a strategic review of the Funds conducted by the Adviser. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that both the RBC Ultra-Short Fixed Income Fund and the RBC Short Duration Fixed Income Fund performed well, outperforming their peers since inception.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses as well as the Adviser’s proposed increased fee waiver with respect to the RBC Ultra-Short Fixed Income Fund, which was expected to reduce the effective advisory fee from 0.25% to 0.23%. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds, such as from the Advisor’s role as co-administrator to the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

41

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the funds’ portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2017.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. The Funds are distributed by Quasar Distributors LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-17

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/27/2017

By (Signature and Title)*	/s/Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	11/27/2017

* Print the name and title of each signing officer under his or her signature.